September 30, 2025
2025 Quarterly Report (Unaudited)

Advantage CoreAlpha Bond Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(a)	$355	$ 360,876
Affirm Asset Securitization Trust(a)
Series 2023-X1, Class C, 8.25%, 11/15/28	860	861,932
Series 2023-X1, Class D, 9.55%, 11/15/28	450	452,996
Series 2024-A, Class B, 5.93%, 02/15/29	1,250	1,255,150
Series 2024-B, Class C, 5.06%, 09/15/29	3,500	3,504,349
Series 2024-X1, Class D, 7.29%, 05/15/29	1,750	1,774,661
Series 2024-X2, Class C, 5.62%, 12/17/29	1,050	1,054,190
Series 2024-X2, Class D, 6.08%, 12/17/29	525	530,214
Series 2025-X1, Class B, 5.19%, 04/15/30	2,000	2,007,565
Series 2025-X1, Class D, 6.11%, 04/15/30	2,000	2,010,204
Affirm Master Trust(a)
Series 2025-3A, Class B, 4.75%, 10/16/34	1,460	1,458,099
Series 2025-3A, Class C, 4.89%, 10/16/34	2,600	2,596,826
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(a)	218	219,956
Carvana Auto Receivables Trust
Series 2021-N2, Class B, 0.75%, 03/10/28	147	143,462
Series 2021-N2, Class C, 1.07%, 03/10/28	413	402,834
Chase Funding Trust, Series 2004-2, Class 2A2, (1-mo. Term SOFR + 0.61%), 4.77%, 02/26/35(b)	51	49,946
CWABS, Inc. Asset-Backed Certificates Series, Series 2004-1, Class M1, (1-mo. Term SOFR + 0.86%), 5.02%, 03/25/34(b)	4	4,366
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 05/17/32	790	793,199
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022-ELL, Class A3, 4.28%, 02/01/36	85	83,590
NetCredit Combined Receivables A LLC, Series 2025-A, Class A, 7.29%, 10/20/31(a)	887	904,298
NetCredit Combined Receivables LLC(a)
Series 2024-A, Class A, 7.43%, 10/21/30	236	236,339
Series 2024-A, Class B, 8.31%, 10/21/30	1,000	1,021,673
OnDeck Asset Securitization Trust IV LLC, Series 2023- 1A, Class A, 7.00%, 08/19/30(a)	1,460	1,485,113
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	5,690	5,581,727
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 03/15/30	510	516,869
Sunbit Asset Securitization Trust5.36%, 07/15/30(a)	1,670	1,676,965
Upstart Securitization Trust, Series 2025-3, Class B, 5.02%, 09/20/35(a)	900	899,163
Westlake Automobile Receivables Trust(a)
Series 2023-1A, Class D, 6.79%, 11/15/28	2,880	2,957,309
Series 2023-4A, Class C, 6.64%, 11/15/28	1,080	1,105,070
Series 2024-1A, Class D, 6.02%, 10/15/29	1,360	1,390,238
Series 2024-2A, Class D, 5.91%, 04/15/30	2,030	2,078,866
Total Asset-Backed Securities — 5.4% (Cost: $39,312,924)		39,418,045

Security	Shares	Value
Common Stocks
Financial Services — 0.0%
Edcon Ltd.(c)(d)	1,807,150	$ 1
Total Common Stocks — 0.0% (Cost: $ — )		1

	Par (000)
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	$78	58,458
Aerospace & Defense — 0.3%
Bombardier, Inc.(a)
7.25%, 07/01/31	106	112,363
6.75%, 06/15/33	50	52,178
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	250	244,759
General Dynamics Corp., 2.25%, 06/01/31(e)	550	496,817
General Electric Co., 4.90%, 01/29/36(e)	245	248,414
TransDigm, Inc.(a)
7.13%, 12/01/31	187	195,058
6.63%, 03/01/32	187	192,525
6.38%, 05/31/33	350	353,935
6.25%, 01/31/34(e)	15	15,426
6.75%, 01/31/34	40	41,358
		1,952,833
Automobile Components(a) — 0.1%
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32	259	271,692
Phinia, Inc., 6.63%, 10/15/32	69	71,113
		342,805
Automobiles — 0.2%
American Honda Finance Corp., 4.90%, 03/13/29	450	459,433
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	211	206,581
Carvana Co., (9.00% PIK), 9.00%, 06/01/30(a)(f)	216	225,659
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	266	284,718
Nissan Motor Acceptance Co. LLC(a)
6.95%, 09/15/26(e)	61	61,791
5.63%, 09/29/28	55	55,035
6.13%, 09/30/30	170	170,058
Nissan Motor Co. Ltd.(a)
7.75%, 07/17/32(e)	215	227,526
8.13%, 07/17/35	100	107,349
		1,798,150
Banks — 2.1%
Bank of Montreal
2.65%, 03/08/27	435	426,924
5.72%, 09/25/28	20	20,892
(1-day SOFR + 0.88%), 4.57%, 09/10/27(b)	215	215,739
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29	300	310,534
Fifth Third Bancorp, (1-day SOFR + 2.34%), 6.34%, 07/27/29(b)	140	147,513
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	81	90,359
ING Groep NV(b)
(1-day SOFR + 1.56%), 6.08%, 09/11/27(e)	855	869,604
(1-day SOFR + 2.09%), 6.11%, 09/11/34	545	589,492
Inter-American Development Bank, 4.50%, 05/15/26	1,730	1,735,869

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co., (1-day SOFR + 1.64%), 5.58%, 07/23/36(b)	$320	$ 331,738
M&T Bank Corp., (1-day SOFR + 2.80%), 7.41%, 10/30/29(b)(e)	1,410	1,531,705
Morgan Stanley Private Bank NA, (1-day SOFR + 1.08%), 4.73%, 07/18/31(b)	1,825	1,852,253
Royal Bank of Canada
3.63%, 05/04/27	630	627,309
5.20%, 08/01/28	40	41,249
5.00%, 02/01/33	10	10,328
Santander U.K. Group Holdings PLC, (3-mo. SOFR US + 1.66%), 3.82%, 11/03/28(b)	240	237,573
Truist Financial Corp., (1-day SOFR + 0.86%), 1.89%, 06/07/29(b)	10	9,424
U.S. Bancorp(b)
(1-day SOFR + 1.41%), 5.42%, 02/12/36(e)	965	999,203
(1-day SOFR + 1.86%), 5.68%, 01/23/35	155	163,198
Wells Fargo & Co.(b)
(1-day SOFR + 1.38%), 5.21%, 12/03/35	775	791,850
(1-day SOFR + 1.50%), 3.35%, 03/02/33	433	403,069
(1-day SOFR + 1.78%), 5.50%, 01/23/35	105	109,525
(1-day SOFR + 1.79%), 6.30%, 10/23/29	308	326,222
(1-day SOFR + 1.98%), 4.81%, 07/25/28	840	849,915
(1-day SOFR + 2.06%), 6.49%, 10/23/34	180	199,997
(1-day SOFR + 2.10%), 4.90%, 07/25/33	409	415,515
(1-day SOFR + 2.53%), 3.07%, 04/30/41	70	54,340
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31	1,374	1,276,899
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30	80	75,744
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31	535	537,928
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51	360	336,188
Westpac Banking Corp., 2.96%, 11/16/40	120	91,853
		15,679,951
Beverages — 0.3%
Coca-Cola Co.
3.00%, 03/05/51	90	61,486
5.30%, 05/13/54	610	607,245
5.40%, 05/13/64	400	398,132
Diageo Capital PLC
2.13%, 04/29/32	380	328,723
5.50%, 01/24/33	725	763,834
PepsiCo, Inc., 4.65%, 02/15/53	365	327,533
		2,486,953
Biotechnology — 0.5%
Amgen, Inc.
2.60%, 08/19/26	800	789,746
5.65%, 03/02/53	165	164,578
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	2,440	2,152,061
Royalty Pharma PLC, 5.40%, 09/02/34	500	510,610
		3,616,995
Building Materials — 0.4%
Carlisle Cos., Inc., 5.55%, 09/15/40	310	313,800
CRH America Finance, Inc., 5.50%, 01/09/35	1,235	1,288,934
Eagle Materials, Inc., 2.50%, 07/01/31	555	500,228
Martin Marietta Materials, Inc., 5.15%, 12/01/34(e)	620	632,741
Masco Corp., 2.00%, 10/01/30(e)	160	143,042
Trane Technologies Financing Ltd., 4.50%, 03/21/49	95	82,270
		2,961,015
Building Products — 0.2%
Home Depot, Inc.
5.40%, 09/15/40	200	206,246
Security	Par (000)	Value
Building Products (continued)
Home Depot, Inc. (continued)
3.13%, 12/15/49	$110	$ 76,263
5.40%, 06/25/64	30	29,637
Lowe’s Cos., Inc.
3.35%, 04/01/27(e)	280	277,263
5.80%, 09/15/62	55	55,148
Patrick Industries, Inc., 6.38%, 11/01/32(a)	200	202,922
QXO Building Products, Inc., 6.75%, 04/30/32(a)	280	289,911
		1,137,390
Capital Markets — 1.3%
Ameriprise Financial, Inc., 5.70%, 12/15/28	720	753,720
ARES Capital Corp.
2.15%, 07/15/26	352	345,811
2.88%, 06/15/28	425	405,765
5.10%, 01/15/31	200	198,557
ARES Management Corp., 5.60%, 10/11/54	463	447,751
Bank of New York Mellon Corp., (1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	270	271,339
Blue Owl Finance LLC, 6.25%, 04/18/34	970	1,017,262
Brookfield Capital Finance LLC, 6.09%, 06/14/33	145	156,136
Brookfield Finance, Inc.
5.68%, 01/15/35	500	518,619
5.33%, 01/15/36	275	276,452
Charles Schwab Corp.
5.88%, 08/24/26(e)	415	421,114
2.45%, 03/03/27(e)	45	44,027
3.20%, 01/25/28	4	3,930
1.65%, 03/11/31	3	2,608
2.30%, 05/13/31	13	11,708
1.95%, 12/01/31	105	91,104
2.90%, 03/03/32	4	3,646
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)	358	379,938
(1-day SOFR + 2.21%), 5.64%, 05/19/29(b)	92	95,541
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	31	33,177
FS KKR Capital Corp.
2.63%, 01/15/27	800	777,303
6.88%, 08/15/29	730	747,734
6.13%, 01/15/30(e)	179	178,201
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29(e)	108	108,999
10.00%, 11/15/29(a)	106	106,468
9.00%, 06/15/30(e)	142	136,919
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(a)(e)	150	155,795
LPL Holdings, Inc., 5.65%, 03/15/35	945	962,824
Osaic Holdings, Inc.(a)
6.75%, 08/01/32	25	25,821
8.00%, 08/01/33	15	15,546
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	90	92,639
StoneX Group, Inc., 7.88%, 03/01/31(a)	322	338,618
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	100	103,428
		9,228,500
Chemicals — 0.4%
Air Products and Chemicals, Inc., 2.70%, 05/15/40	87	64,900
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	193	192,687
LYB International Finance III LLC, 4.20%, 05/01/50	160	118,514
Rain Carbon, Inc., 12.25%, 09/01/29(a)	154	164,914
RPM International, Inc.
3.75%, 03/15/27	105	104,213
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
RPM International, Inc. (continued)
2.95%, 01/15/32	$800	$ 722,004
Sherwin-Williams Co., 5.15%, 08/15/35(e)	1,400	1,424,505
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	234	229,029
		3,020,766
Commercial Services & Supplies — 0.6%
ADT Security Corp., 10/15/33(a)(g)	150	150,000
Alta Equipment Group, Inc., 9.00%, 06/01/29(a)(e)	60	56,001
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	136	137,773
Ford Foundation(e)
Series 2020, 2.42%, 06/01/50	5	2,997
Series 2020, 2.82%, 06/01/70	30	17,323
FTAI Aviation Investors LLC, 7.00%, 06/15/32(a)	176	184,188
Georgetown University, Series 20A, 2.94%, 04/01/50(e)	27	17,668
Hertz Corp., 12.63%, 07/15/29(a)	63	66,789
Massachusetts Institute of Technology, 3.07%, 04/01/52	264	181,163
Northwestern University, Series 2020, 2.64%, 12/01/50(e)	266	167,574
President and Fellows of Harvard College, 2.52%, 10/15/50(e)	54	33,272
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	72	44,274
TR Finance LLC, 3.35%, 05/15/26	800	794,331
University of Chicago
Series 20B, 2.76%, 04/01/45	148	116,690
Series C, 2.55%, 04/01/50	157	102,189
University of Southern California(e)
4.98%, 10/01/53	10	9,443
Series 21A, 2.95%, 10/01/51	190	125,800
Verisk Analytics, Inc.
4.13%, 03/15/29	1,056	1,053,504
5.25%, 06/05/34	1,170	1,206,227
Yale University, Series 2020, 2.40%, 04/15/50(e)	272	165,307
		4,632,513
Communications Equipment — 0.4%
CommScope LLC(a)
8.25%, 03/01/27	220	222,404
9.50%, 12/15/31(e)	170	175,967
Motorola Solutions, Inc.
4.60%, 05/23/29	260	262,796
5.40%, 04/15/34	625	647,842
5.55%, 08/15/35	230	239,607
5.50%, 09/01/44	927	925,365
Viasat, Inc.(a)
6.50%, 07/15/28	216	211,117
7.50%, 05/30/31(e)	329	308,734
		2,993,832
Construction & Engineering(a) — 0.1%
AECOM, 6.00%, 08/01/33	180	184,030
HTA Group Ltd., 7.50%, 06/04/29	204	212,223
Tutor Perini Corp., 11.88%, 04/30/29(e)	184	206,075
		602,328
Consumer Discretionary — 0.3%
Automatic Data Processing, Inc., 4.75%, 05/08/32	680	696,288
Quanta Services, Inc.
2.90%, 10/01/30	890	830,855
5.10%, 08/09/35	360	360,925
Security	Par (000)	Value
Consumer Discretionary (continued)
Quanta Services, Inc. (continued)
3.05%, 10/01/41	$605	$ 449,786
RELX Capital, Inc., 5.25%, 03/27/35	120	123,845
		2,461,699
Consumer Finance — 1.2%
American Express Co.
4.05%, 05/03/29	186	186,347
(1-day SOFR + 1.00%), 5.10%, 02/16/28(b)	720	729,662
(1-day SOFR + 1.93%), 5.63%, 07/28/34(b)	255	266,321
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(b)	1,155	1,201,287
Atlanticus Holdings Corp., 9.75%, 09/01/30(a)	290	288,152
Capital One Financial Corp.(b)
(1-day SOFR + 1.56%), 5.46%, 07/26/30	960	993,841
(1-day SOFR + 2.04%), 6.18%, 01/30/36	380	394,195
(1-day SOFR + 2.37%), 5.27%, 05/10/33	105	107,376
(1-day SOFR + 2.64%), 6.31%, 06/08/29	93	97,558
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34	710	839,455
Enova International, Inc.(a)
11.25%, 12/15/28	132	140,381
9.13%, 08/01/29	196	205,833
EZCORP, Inc., 7.38%, 04/01/32(a)	55	58,602
goeasy Ltd.(a)
9.25%, 12/01/28(e)	223	232,758
7.63%, 07/01/29(e)	125	126,675
7.38%, 10/01/30	105	105,526
Mastercard, Inc.
4.55%, 01/15/35	385	384,160
2.95%, 03/15/51	1,580	1,057,119
OneMain Finance Corp.
6.63%, 05/15/29	115	118,205
7.88%, 03/15/30	195	206,340
7.50%, 05/15/31	201	210,118
S&P Global, Inc.
5.25%, 09/15/33	95	99,473
2.30%, 08/15/60	463	241,574
SLM Corp., 6.50%, 01/31/30	115	119,838
Synchrony Financial, 7.25%, 02/02/33	163	173,936
Visa, Inc., 3.65%, 09/15/47	385	303,716
		8,888,448
Consumer Staples Distribution & Retail — 0.4%
Costco Wholesale Corp., 1.75%, 04/20/32	160	138,490
Kroger Co., 5.00%, 09/15/34	240	242,038
QVC, Inc., 6.88%, 04/15/29(a)	252	136,201
U.S. Foods, Inc.(a)
7.25%, 01/15/32	199	208,341
5.75%, 04/15/33	152	152,796
United Natural Foods, Inc., 6.75%, 10/15/28(a)(e)	218	217,983
Walmart, Inc.
4.90%, 04/28/35	1,595	1,640,715
4.50%, 09/09/52(e)	200	179,311
		2,915,875
Containers & Packaging — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)(e)	313	289,687
Packaging Corp. of America
5.70%, 12/01/33	420	444,725
4.05%, 12/15/49	900	714,718
		1,449,130

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distributors — 0.1%
WW Grainger, Inc., 4.45%, 09/15/34	$880	$ 869,624
Diversified REITs — 0.5%
American Tower Corp.
5.80%, 11/15/28	280	292,383
5.00%, 01/31/30	60	61,401
5.40%, 01/31/35	70	72,331
Crown Castle, Inc., 2.10%, 04/01/31	505	442,137
ERP Operating LP, 4.65%, 09/15/34	330	326,097
GLP Capital LP/GLP Financing II, Inc.
5.63%, 09/15/34	500	506,062
5.75%, 11/01/37	200	198,611
Iron Mountain, Inc., 7.00%, 02/15/29(a)	90	92,748
Millrose Properties, Inc.(a)
6.38%, 08/01/30	55	55,934
6.25%, 09/15/32	221	221,578
Prologis LP, 5.25%, 06/15/53	145	140,189
Rithm Capital Corp.(a)
8.00%, 04/01/29	273	279,432
8.00%, 07/15/30(e)	90	92,138
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(a)	202	212,746
VICI Properties LP
5.63%, 04/01/35	610	624,585
5.63%, 05/15/52	77	73,416
		3,691,788
Diversified Telecommunication Services — 1.3%
AT&T, Inc.
1.70%, 03/25/26	924	913,129
4.55%, 11/01/32	2,200	2,190,240
4.85%, 03/01/39	385	369,348
Cisco Systems, Inc., 4.95%, 02/24/32	1,000	1,033,940
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(e)	280	294,393
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(f)	360	371,142
10.75%, 11/30/29	325	357,555
Frontier Communications Holdings LLC, 6.75%, 05/01/29(a)	351	354,501
GCI LLC, 4.75%, 10/15/28(a)	116	112,729
Level 3 Financing, Inc.(a)
4.25%, 07/01/28(e)	156	145,857
6.88%, 06/30/33	310	315,946
7.00%, 03/31/34	135	137,337
Lumen Technologies, Inc., 10.00%, 10/15/32(a)	54	54,629
Sprint Capital Corp., 8.75%, 03/15/32	740	901,530
Telecom Italia Capital SA
6.00%, 09/30/34(e)	70	71,058
7.20%, 07/18/36	91	98,214
7.72%, 06/04/38	92	101,917
Verizon Communications, Inc.
5.25%, 04/02/35	910	925,391
5.40%, 07/02/37(a)	812	824,960
		9,573,816
Electric Utilities — 2.4%
AEP Texas, Inc.
5.25%, 05/15/52	140	129,076
Series I, 2.10%, 07/01/30	260	234,466
AEP Transmission Co. LLC
3.15%, 09/15/49	30	20,572
Series O, 4.50%, 06/15/52	130	112,112
Alabama Power Co., 3.45%, 10/01/49	370	271,115
Security	Par (000)	Value
Electric Utilities (continued)
Ameren Illinois Co., 5.55%, 07/01/54	$75	$ 75,737
Appalachian Power Co., Series X, 3.30%, 06/01/27	90	88,713
Arizona Public Service Co.
2.95%, 09/15/27(e)	300	294,049
5.70%, 08/15/34	50	52,387
Atlantic City Electric Co., 2.30%, 03/15/31	370	332,011
Baltimore Gas and Electric Co., 2.90%, 06/15/50	170	110,647
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	200	170,538
Black Hills Corp., 6.00%, 01/15/35	150	159,673
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	30	30,951
Series AH, 3.60%, 03/01/52	55	40,831
Series AJ, 4.85%, 10/01/52	75	68,195
Series AQ, 4.95%, 08/15/35	125	124,547
Commonwealth Edison Co.
2.20%, 03/01/30	190	174,962
4.00%, 03/01/49	90	71,807
Series 130, 3.13%, 03/15/51	70	47,170
Connecticut Light and Power Co., 4.95%, 01/15/30	80	82,288
Consolidated Edison Co. of New York, Inc.
5.70%, 05/15/54	130	133,241
Series 2006-A, 5.85%, 03/15/36	500	533,868
Constellation Energy Generation LLC, 5.80%, 03/01/33	175	186,950
Consumers Energy Co.
4.60%, 05/30/29	50	50,761
4.63%, 05/15/33(e)	110	110,098
2.65%, 08/15/52	72	44,818
4.20%, 09/01/52	60	49,310
Dominion Energy, Inc.
3.90%, 10/01/25	148	148,000
5.38%, 11/15/32	140	145,472
Series C, 3.38%, 04/01/30	58	55,710
DTE Electric Co., Series B, 3.65%, 03/01/52	217	162,273
Duke Energy Carolinas LLC, 5.35%, 01/15/53	100	98,080
Duke Energy Corp.
2.65%, 09/01/26	300	296,360
4.85%, 01/05/29	180	183,412
4.20%, 06/15/49	530	424,904
5.00%, 08/15/52	60	54,015
Duke Energy Florida LLC, 5.88%, 11/15/33	85	91,709
Duke Energy Indiana LLC
5.25%, 03/01/34	60	61,905
5.40%, 04/01/53	20	19,571
Duke Energy Ohio, Inc., 4.30%, 02/01/49	100	83,600
Duke Energy Progress LLC, 5.10%, 03/15/34	50	51,448
Entergy Arkansas LLC, 5.75%, 06/01/54	30	30,713
Entergy Mississippi LLC
5.00%, 09/01/33	180	183,216
5.85%, 06/01/54	40	40,949
Entergy Texas, Inc., 3.55%, 09/30/49(e)	220	159,737
Evergy Kansas Central, Inc., 3.45%, 04/15/50	130	92,935
Evergy Metro, Inc., 5.40%, 04/01/34(e)	35	36,400
Evergy, Inc., 2.90%, 09/15/29	50	47,422
Eversource Energy, Series M, 3.30%, 01/15/28	200	195,782
Exelon Corp.
5.15%, 03/15/29	45	46,287
5.60%, 03/15/53(e)	70	68,431
FirstEnergy Transmission LLC, 5.00%, 01/15/35	25	25,015
Florida Power & Light Co.
4.80%, 05/15/33	55	55,947
4.05%, 10/01/44	300	253,002
3.15%, 10/01/49	40	27,924
2.88%, 12/04/51	90	58,154
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Georgia Power Co., 4.85%, 03/15/31	$300	$ 308,036
Idaho Power Co., 5.80%, 04/01/54	70	71,853
Indiana Michigan Power Co., 5.63%, 04/01/53	50	50,164
Interstate Power and Light Co.
2.30%, 06/01/30	20	18,271
5.60%, 06/29/35	20	20,779
Kentucky Utilities Co., 3.30%, 06/01/50	60	41,810
MidAmerican Energy Co.
3.10%, 05/01/27	100	98,788
3.15%, 04/15/50	60	41,254
2.70%, 08/01/52	105	66,008
National Grid PLC, 5.42%, 01/11/34	90	93,345
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	330	325,315
5.15%, 06/15/29	80	82,863
Nevada Power Co., 6.00%, 03/15/54	90	93,624
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	245	242,939
2.25%, 06/01/30	200	182,604
5.00%, 07/15/32	50	51,123
5.55%, 03/15/54(e)	80	78,299
Northern States Power Co.
5.40%, 03/15/54	85	84,269
5.65%, 06/15/54	70	72,211
NSTAR Electric Co.
3.10%, 06/01/51(e)	110	75,416
4.95%, 09/15/52	90	82,621
Oglethorpe Power Corp., 6.20%, 12/01/53	65	68,416
Ohio Power Co., 5.65%, 06/01/34	150	156,835
Oklahoma Gas and Electric Co., 5.60%, 04/01/53	65	64,908
Oncor Electric Delivery Co. LLC
3.80%, 06/01/49	120	92,251
4.60%, 06/01/52	40	34,159
4.95%, 09/15/52	70	63,769
Pacific Gas and Electric Co.
3.00%, 06/15/28	100	96,405
4.55%, 07/01/30	65	64,548
6.95%, 03/15/34	10	11,092
3.30%, 08/01/40	90	68,189
4.95%, 07/01/50	270	231,737
3.50%, 08/01/50	190	129,619
6.75%, 01/15/53	70	75,421
5.90%, 10/01/54	95	92,540
PacifiCorp, 4.13%, 01/15/49	280	217,830
PECO Energy Co., 3.05%, 03/15/51	70	46,178
PPL Electric Utilities Corp.
4.85%, 02/15/34	145	146,657
5.25%, 05/15/53	130	126,730
Public Service Co. of Colorado
4.05%, 09/15/49	20	15,785
5.75%, 05/15/54	130	132,495
Public Service Co. of Oklahoma, 5.20%, 01/15/35	150	151,852
Public Service Electric and Gas Co.
3.10%, 03/15/32	85	78,641
5.20%, 03/01/34(e)	295	305,385
2.05%, 08/01/50	105	56,940
Puget Sound Energy, Inc., 5.45%, 06/01/53	100	97,848
San Diego Gas & Electric Co., 5.35%, 04/01/53	95	91,315
Sempra
3.70%, 04/01/29	140	137,186
5.50%, 08/01/33(e)	100	104,229
Security	Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co.
5.45%, 06/01/31	$240	$ 247,004
3.65%, 02/01/50	100	69,889
5.75%, 04/15/54	20	18,880
Series C, 4.13%, 03/01/48	370	282,701
Southern Co.
3.25%, 07/01/26	350	347,776
5.70%, 03/15/34	185	195,388
System Energy Resources, Inc., 5.30%, 12/15/34	820	825,368
Tampa Electric Co.
5.15%, 03/01/35(e)	755	765,428
3.45%, 03/15/51	35	25,058
Tucson Electric Power Co.
1.50%, 08/01/30	90	78,658
5.50%, 04/15/53	30	29,310
Union Electric Co.
4.00%, 04/01/48	230	184,784
5.45%, 03/15/53	10	9,796
Virginia Electric and Power Co.
3.30%, 12/01/49	190	131,301
5.35%, 01/15/54	195	187,389
5.65%, 03/15/55	40	40,233
Series A, 3.80%, 04/01/28	750	746,982
Series D, 5.60%, 09/15/55	65	64,744
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)	104	110,052
Wisconsin Electric Power Co., 4.75%, 09/30/32(e)	20	20,497
Wisconsin Power and Light Co., 5.38%, 03/30/34	90	93,456
Wisconsin Public Service Corp., 3.30%, 09/01/49	85	59,705
Xcel Energy, Inc.
4.00%, 06/15/28	900	898,546
5.45%, 08/15/33	100	103,455
3.50%, 12/01/49	50	35,864
		17,712,082
Electronic Equipment, Instruments & Components — 0.6%
Allegion PLC, 3.50%, 10/01/29	90	87,055
Arrow Electronics, Inc., 5.88%, 04/10/34	880	922,288
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	880	842,847
3.57%, 12/01/31	610	569,486
Honeywell International, Inc., 4.50%, 01/15/34	750	743,004
Jabil, Inc., 1.70%, 04/15/26(e)	1,055	1,040,849
Keysight Technologies, Inc., 4.95%, 10/15/34	325	327,056
		4,532,585
Energy Equipment & Services(a) — 0.1%
Tidewater, Inc., 9.13%, 07/15/30	269	288,489
USA Compression Partners LP/USA Compression Finance Corp.(e)
7.13%, 03/15/29	177	182,544
6.25%, 10/01/33	70	70,268
Viridien, 10.00%, 10/15/30	150	154,198
Weatherford International Ltd., 10/15/33(g)	170	170,118
		865,617
Environmental, Maintenance & Security Service — 0.4%
Republic Services, Inc.
4.75%, 07/15/30	115	117,801
5.20%, 11/15/34	570	591,014
Waste Connections, Inc.
2.60%, 02/01/30	305	286,255

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Waste Connections, Inc. (continued)
5.25%, 09/01/35(e)	$1,070	$ 1,102,498
Waste Management, Inc., 4.95%, 07/03/31	915	946,007
		3,043,575
Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 09/10/34	1,300	1,294,030
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(b)	200	199,931
Banco Santander SA
5.59%, 08/08/28	1,800	1,869,850
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)	400	390,328
Bank of America Corp.(b)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	830	813,424
(1-day SOFR + 1.05%), 2.55%, 02/04/28	225	220,361
(1-day SOFR + 1.31%), 5.51%, 01/24/36	1,370	1,432,078
(1-day SOFR + 1.65%), 5.47%, 01/23/35	325	339,375
(1-day SOFR + 1.70%), 5.74%, 02/12/36	780	810,396
(1-day SOFR + 1.99%), 6.20%, 11/10/28	735	765,943
(1-day SOFR + 2.04%), 4.95%, 07/22/28	775	786,157
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51	91	74,053
Bank of Nova Scotia, 1.05%, 03/02/26	550	542,850
Burford Capital Global Finance LLC(a)
6.88%, 04/15/30	50	50,263
9.25%, 07/01/31	220	233,765
Citigroup, Inc.(b)
(1-day SOFR + 1.14%), 4.64%, 05/07/28	270	271,867
(1-day SOFR + 1.83%), 6.02%, 01/24/36	283	296,467
(1-day SOFR + 2.11%), 2.57%, 06/03/31	2,285	2,102,403
Coinbase Global, Inc.(a)
3.38%, 10/01/28	312	296,120
3.63%, 10/01/31	81	72,282
Credit Acceptance Corp.(a)
9.25%, 12/15/28	192	201,721
6.63%, 03/15/30	105	105,174
Freedom Mortgage Holdings LLC, 8.38%, 04/01/32(a)	40	41,926
Goldman Sachs Group, Inc.(b)
(1-day SOFR + 0.80%), 1.43%, 03/09/27	370	365,237
(1-day SOFR + 1.09%), 1.99%, 01/27/32	1,073	946,848
(1-day SOFR + 1.25%), 2.38%, 07/21/32(e)	1,295	1,155,786
(1-day SOFR + 1.28%), 2.62%, 04/22/32	1,377	1,249,241
(1-day SOFR + 1.42%), 5.02%, 10/23/35	1,530	1,540,173
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39	370	342,193
HSBC Holdings PLC(b)
(1-day SOFR + 1.29%), 5.29%, 11/19/30	735	758,155
(1-day SOFR + 1.56%), 5.45%, 03/03/36	570	588,217
(1-day SOFR + 1.90%), 5.87%, 11/18/35(e)	570	589,030
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30	1,740	1,713,658
Intercontinental Exchange, Inc., 3.00%, 09/15/60	180	111,117
JPMorgan Chase & Co.(b)
(1-day SOFR + 0.80%), 4.92%, 01/24/29	1,720	1,751,010
(1-day SOFR + 1.26%), 2.96%, 01/25/33	415	379,660
(1-day SOFR + 1.34%), 4.95%, 10/22/35	805	811,838
(1-day SOFR + 1.99%), 4.85%, 07/25/28	665	673,792
(1-day SOFR + 2.08%), 4.91%, 07/25/33	470	479,262
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31	580	512,071
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32	1,063	966,069
Mitsubishi UFJ Financial Group, Inc.(b)
(1-year CMT + 0.95%), 2.31%, 07/20/32	425	376,409
(1-year CMT + 0.97%), 2.49%, 10/13/32	315	280,715
Security	Par (000)	Value
Financial Services (continued)
Mizuho Financial Group, Inc., (1-year CMT + 1.90%), 5.75%, 07/06/34(b)	$590	$ 626,886
Morgan Stanley
3.88%, 01/27/26(e)	200	199,662
4.30%, 01/27/45	233	204,380
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)	415	361,954
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)	65	60,738
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)	210	187,353
(1-day SOFR + 1.42%), 5.59%, 01/18/36(b)	525	549,678
(1-day SOFR + 1.45%), 5.17%, 01/16/30(b)	140	143,888
(1-day SOFR + 1.58%), 5.83%, 04/19/35(b)	205	218,539
(1-day SOFR + 1.73%), 5.47%, 01/18/35(b)	55	57,285
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	265	277,847
Nasdaq, Inc., 3.85%, 06/30/26(e)	32	31,957
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/29(a)	130	133,365
PennyMac Financial Services, Inc.(a)
7.13%, 11/15/30	120	124,951
6.88%, 05/15/32	207	214,493
6.88%, 02/15/33	140	144,635
6.75%, 02/15/34	35	35,703
Rocket Cos., Inc.(a)
6.13%, 08/01/30	105	107,764
6.38%, 08/01/33	42	43,349
UBS Group AG, (1-day SOFR + 1.73%), 3.09%, 05/14/32(a)(b)	240	222,088
UWM Holdings LLC(a)
6.63%, 02/01/30	287	291,960
6.25%, 03/15/31	125	124,405
		33,164,125
Food Products — 0.2%
Pilgrim’s Pride Corp., 3.50%, 03/01/32	1,100	1,006,872
Post Holdings, Inc.(a)
6.38%, 03/01/33	156	157,452
6.25%, 10/15/34(e)	105	105,874
		1,270,198
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, 3.05%, 02/15/51	383	259,261
CSX Corp.
2.60%, 11/01/26	800	787,610
4.90%, 03/15/55(e)	55	50,460
		1,097,331
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46	265	254,334
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	270	281,391
Insulet Corp., 6.50%, 04/01/33(a)	207	215,204
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	50	50,357
5.35%, 12/01/28	160	165,708
		966,994
Health Care Providers & Services — 1.2%
Allina Health System, Series 2021, 2.90%, 11/15/51(e)	230	146,004
Banner Health, Series 2020, 3.18%, 01/01/50(e)	119	81,072
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	92	59,306
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(e)	169	110,661
CommonSpirit Health, 3.91%, 10/01/50	339	254,153
DaVita, Inc.(a)
6.88%, 09/01/32	201	207,640
6.75%, 07/15/33	90	92,808
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	$130	$ 119,250
Hackensack Meridian Health, Inc., Series 2020, 2.88%, 09/01/50	58	37,469
HCA, Inc.
5.45%, 04/01/31	535	556,121
3.63%, 03/15/32	720	675,469
5.60%, 04/01/34	425	441,186
5.13%, 06/15/39	485	467,328
3.50%, 07/15/51(e)	175	119,720
4.63%, 03/15/52	745	615,183
6.00%, 04/01/54	180	180,353
5.95%, 09/15/54	170	169,627
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(e)	73	55,887
Inova Health System Foundation, 4.07%, 05/15/52(e)	18	14,512
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/41	57	42,159
Series 2021, 3.00%, 06/01/51(e)	161	106,801
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50(e)	46	30,537
Methodist Hospital, Series 20A, 2.71%, 12/01/50	87	54,244
MPH Acquisition Holdings LLC(a)
5.75%, 12/31/30	185	161,893
(6.00% Cash & 0.75% PIK), 6.75%, 03/31/31(f)	154	124,779
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	136	81,018
Quest Diagnostics, Inc.
4.60%, 12/15/27	1,125	1,138,992
4.63%, 12/15/29	1,380	1,401,083
Sutter Health, Series 20A, 3.36%, 08/15/50(e)	54	38,355
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52(e)	42	39,567
UnitedHealth Group, Inc., 6.05%, 02/15/63	195	203,685
Universal Health Services, Inc., 5.05%, 10/15/34	645	629,527
WakeMed, Series A, 3.29%, 10/01/52(e)	81	55,710
		8,512,099
Health Care REITs — 0.5%
Diversified Healthcare Trust
7.25%, 10/15/30(a)	25	25,408
4.38%, 03/01/31	179	158,127
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	161	155,965
Omega Healthcare Investors, Inc., 5.20%, 07/01/30	1,000	1,015,219
Ventas Realty LP
5.10%, 07/15/32	280	286,533
5.00%, 01/15/35	670	670,310
Welltower OP LLC, 4.50%, 07/01/30(e)	1,140	1,150,636
		3,462,198
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP, 5.70%, 07/01/34(e)	806	825,538
Hotels, Restaurants & Leisure — 1.0%
Amer Sports Co., 6.75%, 02/16/31(a)	269	280,145
Darden Restaurants, Inc.
4.35%, 10/15/27	355	356,360
4.55%, 10/15/29	355	356,865
6.30%, 10/10/33	240	259,893
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	275	284,064
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/32(a)	114	117,196
Hyatt Hotels Corp., 5.38%, 12/15/31	1,625	1,661,590
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp., 6.20%, 08/15/34	$85	$ 88,950
Light & Wonder International, Inc.(a)
7.25%, 11/15/29	135	138,560
7.50%, 09/01/31	198	205,912
6.25%, 10/01/33	65	65,110
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	40	40,772
Marriott International, Inc.
5.00%, 10/15/27	170	172,958
5.55%, 10/15/28	310	321,920
5.35%, 03/15/35	800	818,179
Series AA, 4.65%, 12/01/28	46	46,558
Series FF, 4.63%, 06/15/30	41	41,409
Series HH, 2.85%, 04/15/31	670	616,557
McDonald’s Corp.
3.63%, 09/01/49	180	134,839
5.15%, 09/09/52(e)	350	331,126
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 07/27/30(a)	72	73,188
Royal Caribbean Cruises Ltd., 01/15/36(g)	250	251,458
Sabre GLBL, Inc., 11.25%, 12/15/27(a)(e)	97	101,153
Viking Cruises Ltd., 10/15/33(a)(g)	185	185,130
Warnermedia Holdings, Inc.
4.05%, 03/15/29	75	72,375
4.28%, 03/15/32	85	77,881
5.05%, 03/15/42	210	167,647
Wynn Macau Ltd., 6.75%, 02/15/34(a)	200	202,740
		7,470,535
Household Durables — 0.2%
Century Communities, Inc., 6.63%, 09/15/33(a)	65	65,570
Lennar Corp., 4.75%, 11/29/27	90	90,852
MDC Holdings, Inc., 3.97%, 08/06/61(e)	30	19,982
NVR, Inc., 3.00%, 05/15/30	1,375	1,299,597
Whirlpool Corp., 6.13%, 06/15/30	70	70,548
		1,546,549
Household Products — 0.0%
Kimberly-Clark Corp., 2.88%, 02/07/50	160	106,119
Independent Power and Renewable Electricity Producers(a) — 0.0%
NRG Energy, Inc.
6.25%, 11/01/34	80	82,007
01/15/36(g)	100	100,015
		182,022
Industrial Conglomerates — 0.1%
Axon Enterprise, Inc., 6.25%, 03/15/33(a)	148	152,336
Eaton Corp., 4.70%, 08/23/52	90	82,333
Enpro, Inc., 6.13%, 06/01/33(a)	152	155,350
		390,019
Insurance — 1.4%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(a)	50	51,484
Aflac, Inc., 4.75%, 01/15/49	45	40,372
Allstate Corp., 5.05%, 06/24/29(e)	470	483,276
American International Group, Inc., 4.85%, 05/07/30(e)	470	480,767
Arthur J Gallagher & Co.
3.50%, 05/20/51	440	311,950
6.75%, 02/15/54(e)	235	264,851
Assurant, Inc., 5.55%, 02/15/36	305	309,102
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	335	352,199
Athene Holding Ltd.
3.95%, 05/25/51	30	21,880
3.45%, 05/15/52	55	36,116

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	$224	$ 232,523
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48	125	106,759
2.85%, 10/15/50	95	62,317
3.85%, 03/15/52	175	137,285
Brighthouse Financial, Inc., 3.85%, 12/22/51	120	79,093
Brown & Brown, Inc.
4.20%, 03/17/32	120	115,783
5.65%, 06/11/34	230	238,587
4.95%, 03/17/52	340	299,456
CNA Financial Corp., 5.20%, 08/15/35	400	400,765
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50(e)	800	564,387
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	360	339,580
6.35%, 03/22/54	330	348,765
6.10%, 03/15/55	254	260,418
Fidelity National Financial, Inc., 3.40%, 06/15/30	1,000	949,743
Markel Group, Inc., 6.00%, 05/16/54	485	494,875
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	111	106,920
4.20%, 03/01/48	515	430,979
MGIC Investment Corp., 5.25%, 08/15/28	63	62,878
Principal Financial Group, Inc.
5.38%, 03/15/33	233	242,082
5.50%, 03/15/53	90	89,723
Progressive Corp.
4.13%, 04/15/47	135	113,661
3.70%, 03/15/52	35	26,982
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33(e)	1,000	1,049,589
Travelers Cos., Inc., 5.45%, 05/25/53(e)	140	140,057
Unum Group, 4.13%, 06/15/51	410	312,148
Willis North America, Inc., 5.90%, 03/05/54	940	957,589
		10,514,941
Interactive Media & Services — 0.4%
Alphabet, Inc.
4.50%, 05/15/35	1,975	1,976,694
2.25%, 08/15/60(e)	335	180,924
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/27(a)	231	230,386
Meta Platforms, Inc., 5.60%, 05/15/53	170	172,439
Netflix, Inc., 5.40%, 08/15/54	100	100,707
Snap, Inc., 6.88%, 03/01/33(a)	285	291,298
		2,952,448
Internet Software & Services — 0.5%
Getty Images, Inc., 11.25%, 02/21/30(a)	3	2,761
GrubHub Holdings, Inc., (6.00% Cash and 7.00% PIK), 13.00%, 07/31/30(a)(f)	178	177,927
Match Group Holdings II LLC(a)
5.63%, 02/15/29(e)	116	115,677
6.13%, 09/15/33	190	191,669
Rakuten Group, Inc.(a)
11.25%, 02/15/27	225	243,865
9.75%, 04/15/29	200	224,893
Uber Technologies, Inc., 5.35%, 09/15/54(e)	115	111,576
VeriSign, Inc.
2.70%, 06/15/31	2,332	2,101,877
Security	Par (000)	Value
Internet Software & Services (continued)
VeriSign, Inc. (continued)
5.25%, 06/01/32	$225	$ 231,126
Wayfair LLC(a)
7.25%, 10/31/29	100	103,104
7.75%, 09/15/30(e)	335	351,330
		3,855,805
IT Services — 0.6%
Accenture Capital, Inc., 4.50%, 10/04/34	95	93,691
CACI International, Inc., 6.38%, 06/15/33(a)	204	210,436
Fiserv, Inc.
5.45%, 03/02/28	790	812,186
5.60%, 03/02/33(e)	865	906,338
5.45%, 03/15/34	90	93,008
4.40%, 07/01/49	780	643,110
IBM International Capital Pte. Ltd.
5.25%, 02/05/44	300	295,201
5.30%, 02/05/54	200	191,403
International Business Machines Corp., 4.25%, 05/15/49	746	616,412
Kyndryl Holdings, Inc., 4.10%, 10/15/41	30	24,340
Oracle Corp., 5.95%, 09/26/55	125	124,615
		4,010,740
Machinery — 0.3%
IDEX Corp., 2.63%, 06/15/31	2,189	1,981,671
Otis Worldwide Corp.
3.11%, 02/15/40	70	54,495
3.36%, 02/15/50	70	50,118
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	310	325,694
		2,411,978
Media — 0.9%
AMC Networks, Inc.
10.25%, 01/15/29(a)	275	289,781
4.25%, 02/15/29	173	150,510
10.50%, 07/15/32(a)	206	217,832
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
6.38%, 09/01/29	31	31,426
7.38%, 03/01/31	355	366,284
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.95%, 06/30/62	385	243,578
Comcast Corp., 2.35%, 01/15/27	200	196,011
CSC Holdings LLC(a)
5.50%, 04/15/27	150	142,369
11.25%, 05/15/28(e)	351	324,941
Directv Financing LLC, 8.88%, 02/01/30(a)	115	113,588
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)
5.88%, 08/15/27	57	56,936
10.00%, 02/15/31	353	352,482
Discovery Communications LLC, 5.00%, 09/20/37	100	85,804
DISH DBS Corp.(e)
7.38%, 07/01/28	156	143,744
5.75%, 12/01/28(a)	151	144,755
FactSet Research Systems, Inc.
2.90%, 03/01/27	1,575	1,546,182
3.45%, 03/01/32	483	446,232
Fox Corp., 5.48%, 01/25/39	500	501,903
Gray Media, Inc., 9.63%, 07/15/32(a)(e)	20	20,433
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
iHeartCommunications, Inc.(a)
9.13%, 05/01/29	$322	$ 289,602
10.88%, 05/01/30	253	171,915
Nexstar Media, Inc., 4.75%, 11/01/28(a)(e)	146	142,502
Paramount Global, 4.20%, 05/19/32	190	176,999
Sinclair Television Group, Inc.(a)
5.50%, 03/01/30(e)	192	163,200
4.38%, 12/31/32	140	99,400
8.13%, 02/15/33	90	92,364
Sirius XM Radio LLC, 4.13%, 07/01/30(a)	80	75,033
Time Warner Cable LLC, 4.50%, 09/15/42	250	200,869
		6,786,675
Metals & Mining — 1.0%
Algoma Steel, Inc., 9.13%, 04/15/29(a)	113	96,285
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	1,575	1,600,153
4.90%, 02/28/33	565	577,409
Century Aluminum Co., 6.88%, 08/01/32(a)	141	146,132
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)	100	104,553
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(a)	150	154,561
Eldorado Gold Corp., 6.25%, 09/01/29(a)	138	138,520
First Quantum Minerals Ltd.(a)
9.38%, 03/01/29	140	148,092
8.00%, 03/01/33	200	211,079
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32(a)	168	173,603
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	200	206,650
Mineral Resources Ltd., 04/01/31(a)(g)	170	172,199
New Gold, Inc., 6.88%, 04/01/32(a)	201	210,532
Novelis Corp., 6.88%, 01/30/30(a)(e)	95	98,513
Reliance, Inc., 2.15%, 08/15/30	1,575	1,413,634
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	10	6,269
Rio Tinto Finance USA PLC, 5.25%, 03/14/35	785	808,927
Southern Copper Corp., 7.50%, 07/27/35	900	1,064,997
Taseko Mines Ltd., 8.25%, 05/01/30(a)(e)	169	178,995
Vallourec SACA, 7.50%, 04/15/32(a)	100	106,547
		7,617,650
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.1%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29	169	178,308
EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 09/30/30(g)	85	85,000
Starwood Property Trust, Inc.
3.63%, 07/15/26	152	150,258
7.25%, 04/01/29	87	91,354
6.50%, 10/15/30	85	87,802
		592,722
Multi-Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)	283	290,740
Atmos Energy Corp.
1.50%, 01/15/31	30	26,046
5.75%, 10/15/52	105	107,463
01/15/56(g)	40	39,535
CenterPoint Energy Resources Corp., 5.25%, 03/01/28(e)	85	87,190
National Fuel Gas Co., 5.95%, 03/15/35	450	469,288
NiSource, Inc.
3.60%, 05/01/30	60	58,101
5.35%, 04/01/34	80	82,366
3.95%, 03/30/48	130	103,349
5.00%, 06/15/52	20	18,034
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	80	78,036
Security	Par (000)	Value
Multi-Utilities (continued)
Southern California Gas Co., 5.75%, 06/01/53	$100	$ 100,827
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	140	148,372
4.95%, 09/15/34	10	10,029
Southwest Gas Corp.
3.70%, 04/01/28	80	78,975
2.20%, 06/15/30	85	77,230
Washington Gas Light Co., 3.65%, 09/15/49	30	21,891
		1,797,472
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 10/15/33(a)	115	114,490
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	220	219,894
California Resources Corp.(a)
8.25%, 06/15/29(e)	333	347,267
01/15/34(g)	220	218,486
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(a)	181	179,927
Canadian Natural Resources Ltd., 4.95%, 06/01/47	100	88,886
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	160	161,746
Cheniere Energy, Inc., 5.65%, 04/15/34	600	618,504
Chevron Corp., 3.08%, 05/11/50	60	41,627
Chevron USA, Inc., 4.98%, 04/15/35	2,160	2,215,049
Chord Energy Corp.(a)
6.00%, 10/01/30	80	79,443
6.75%, 03/15/33(e)	125	126,649
CNX Resources Corp., 7.25%, 03/01/32(a)	136	141,090
ConocoPhillips Co., 3.80%, 03/15/52	85	63,865
Continental Resources, Inc., 4.38%, 01/15/28	100	99,367
Coterra Energy, Inc.
4.38%, 03/15/29	660	658,631
5.60%, 03/15/34	260	267,273
5.40%, 02/15/35	205	206,636
CVR Energy, Inc., 8.50%, 01/15/29(a)	142	145,132
DCP Midstream Operating LP, 3.25%, 02/15/32	17	15,493
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)
8.63%, 03/15/29	370	385,836
7.38%, 06/30/33	60	61,014
Devon Energy Corp.
5.20%, 09/15/34	200	199,135
5.75%, 09/15/54(e)	300	278,273
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	88	93,252
Diamondback Energy, Inc.
6.25%, 03/15/33	125	134,676
5.90%, 04/18/64	170	163,656
Energy Transfer LP
5.20%, 04/01/30(e)	190	195,903
5.60%, 09/01/34	550	564,471
5.40%, 10/01/47	610	558,364
EOG Resources, Inc., 5.65%, 12/01/54(e)	125	125,139
Equinor ASA, 3.25%, 11/18/49	500	358,093
Expand Energy Corp., 5.70%, 01/15/35	297	305,260
Exxon Mobil Corp., 3.45%, 04/15/51	5	3,663
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29	128	133,493
8.88%, 04/15/30	129	136,569
7.88%, 05/15/32(e)	134	139,756
8.00%, 05/15/33	75	78,446
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)(e)	268	282,650

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Greenfire Resources Ltd., 12.00%, 10/01/28(a)(e)	$164	$ 174,324
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(e)	211	216,527
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	350	365,668
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	300	337,341
Kinder Morgan, Inc., 5.95%, 08/01/54(e)	470	473,339
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	296	303,760
MPLX LP
4.80%, 02/15/31	875	880,281
5.20%, 03/01/47	47	42,237
4.70%, 04/15/48	355	297,242
5.50%, 02/15/49	535	498,061
4.90%, 04/15/58	340	282,192
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)
8.13%, 02/15/29	142	145,595
8.38%, 02/15/32	158	161,894
Noble Finance II LLC, 8.00%, 04/15/30(a)	261	270,150
ONEOK Partners LP, 6.13%, 02/01/41	75	76,869
ONEOK, Inc.
6.35%, 01/15/31	1,140	1,224,148
6.10%, 11/15/32	590	632,222
7.15%, 01/15/51	80	89,634
Phillips 66 Co., 5.65%, 06/15/54	120	114,964
Plains All American Pipeline LP, 5.95%, 06/15/35	775	808,814
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	150	144,828
5.70%, 09/15/34	70	72,151
4.90%, 02/15/45	170	148,269
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	150	155,740
Shell International Finance BV
6.38%, 12/15/38	67	75,807
3.00%, 11/26/51	178	118,346
Talos Production, Inc.(a)
9.00%, 02/01/29	202	208,874
9.38%, 02/01/31	202	210,388
Targa Resources Corp.
5.50%, 02/15/35	1,345	1,368,600
5.55%, 08/15/35(e)	975	994,422
TotalEnergies Capital SA, 5.49%, 04/05/54(e)	440	435,192
Valaris Ltd., 8.38%, 04/30/30(a)(e)	262	271,915
Venture Global LNG, Inc.(a)
8.13%, 06/01/28	85	87,981
8.38%, 06/01/31	80	83,998
9.88%, 02/01/32(e)	83	90,364
Venture Global Plaquemines LNG LLC, 6.75%, 01/15/36(a)(e)	110	116,839
Western Midstream Operating LP, 6.35%, 01/15/29	65	68,382
		22,254,462
Passenger Airlines(a)(e) — 0.1%
American Airlines, Inc., 8.50%, 05/15/29	132	137,696
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31	221	224,154
		361,850
Personal Care Products — 0.0%
Colgate-Palmolive Co.
3.25%, 08/15/32	90	84,409
3.70%, 08/01/47	30	24,084
		108,493
Security	Par (000)	Value
Pharmaceuticals — 1.2%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)	$250	$ 256,263
AbbVie, Inc.
4.05%, 11/21/39(e)	50	44,747
4.40%, 11/06/42	135	121,751
4.70%, 05/14/45	145	133,010
5.40%, 03/15/54	260	258,527
5.50%, 03/15/64	165	164,913
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	189	195,466
AstraZeneca PLC, 4.38%, 11/16/45	200	178,344
Bausch Health Cos., Inc., 11.00%, 09/30/28(a)	332	345,286
Cardinal Health, Inc.
5.45%, 02/15/34	158	164,008
5.35%, 11/15/34	750	770,926
Cencora, Inc.
3.45%, 12/15/27	1,427	1,406,923
4.85%, 12/15/29	420	428,543
2.70%, 03/15/31	117	107,294
5.15%, 02/15/35	155	158,291
CVS Health Corp.
5.00%, 09/15/32(e)	400	404,895
5.45%, 09/15/35	700	712,322
Eli Lilly & Co.
4.90%, 02/12/32	530	547,505
4.88%, 02/27/53(e)	115	107,251
5.55%, 10/15/55	60	61,725
4.95%, 02/27/63	160	147,676
5.65%, 10/15/65	105	108,417
HLF Financing SARL LLC/Herbalife International, Inc., 12.25%, 04/15/29(a)	163	176,822
Johnson & Johnson
3.63%, 03/03/37	195	177,111
3.70%, 03/01/46	279	229,523
Merck & Co., Inc.
4.00%, 03/07/49	330	268,002
5.00%, 05/17/53	710	667,161
Novartis Capital Corp., 2.75%, 08/14/50	271	177,701
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/63	80	75,932
Pfizer, Inc., 7.20%, 03/15/39	80	96,075
Zoetis, Inc., 3.00%, 05/15/50(e)	100	66,820
		8,759,230
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29(a)	108	103,799
CBRE Services, Inc., 5.95%, 08/15/34	500	533,318
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	30	30,443
		667,560
Residential REITs — 0.1%
Realty Income Corp., 4.75%, 02/15/29(e)	630	641,954
Retail REITs — 0.2%
Simon Property Group LP
4.75%, 03/15/42	700	644,898
4.25%, 11/30/46	700	593,200
3.25%, 09/13/49(e)	330	231,448
		1,469,546
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 5.88%, 10/01/33(a)	160	161,629
ams-OSRAM AG, 12.25%, 03/30/29(a)	195	209,056
Analog Devices, Inc.
1.70%, 10/01/28	385	360,556
2.80%, 10/01/41	240	177,650
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc. (continued)
2.95%, 10/01/51(e)	$30	$ 19,817
Broadcom, Inc.
3.15%, 11/15/25	198	197,696
4.00%, 04/15/29(a)	80	79,628
Marvell Technology, Inc., 5.95%, 09/15/33(e)	90	96,562
Texas Instruments, Inc., 2.70%, 09/15/51(e)	570	356,858
		1,659,452
Software — 1.3%
AppLovin Corp.
5.13%, 12/01/29	350	358,052
5.38%, 12/01/31	815	843,098
Cloud Software Group, Inc., 9.00%, 09/30/29(a)	116	120,316
CoreWeave, Inc.(a)
9.25%, 06/01/30	507	523,627
9.00%, 02/01/31(e)	216	221,374
Electronic Arts, Inc., 2.95%, 02/15/51	150	130,085
Intuit, Inc.
1.65%, 07/15/30	71	63,395
5.20%, 09/15/33(e)	460	480,903
5.50%, 09/15/53(e)	150	151,093
Microsoft Corp.
2.53%, 06/01/50(e)	325	205,748
2.50%, 09/15/50	125	78,352
Oracle Corp.
2.95%, 04/01/30	385	362,760
4.65%, 05/06/30(e)	235	238,296
2.88%, 03/25/31	615	564,715
5.50%, 08/03/35	1,610	1,656,217
3.65%, 03/25/41	845	676,755
4.50%, 07/08/44	90	76,849
3.60%, 04/01/50(e)	70	49,277
3.95%, 03/25/51(e)	111	82,529
5.55%, 02/06/53(e)	427	404,038
5.38%, 09/27/54	720	661,407
3.85%, 04/01/60	683	469,678
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)	287	267,237
Roper Technologies, Inc., 4.50%, 10/15/29	665	671,332
ServiceNow, Inc., 1.40%, 09/01/30	72	63,050
		9,420,183
Specialty Retail — 0.3%
Advance Auto Parts, Inc.(a)
7.00%, 08/01/30	80	82,308
7.38%, 08/01/33	90	92,812
AutoZone, Inc.
5.05%, 07/15/26	920	926,898
4.50%, 02/01/28	180	181,586
5.40%, 07/15/34(e)	65	67,413
Dick’s Sporting Goods, Inc., 4.00%, 10/01/29(a)	80	78,430
FirstCash, Inc., 6.88%, 03/01/32(a)	229	236,696
Kohl’s Corp., 10.00%, 06/01/30(a)	160	173,974
Macy’s Retail Holdings LLC, 7.38%, 08/01/33(a)(e)	85	88,632
Nordstrom, Inc., 4.38%, 04/01/30	85	79,980
		2,008,729
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	25	26,372
NCR Atleos Corp., 9.50%, 04/01/29(a)	312	337,747
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc., 5.70%, 03/17/35	$713	$ 745,321
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/30(a)	70	71,219
		1,180,659
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp., 5.00%, 06/15/32	1,200	1,229,420
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)(e)	156	142,721
		1,372,141
Tobacco — 1.2%
Altria Group, Inc.
2.45%, 02/04/32	1,550	1,364,419
5.63%, 02/06/35	135	140,149
5.80%, 02/14/39	727	753,968
5.95%, 02/14/49(e)	600	613,186
4.45%, 05/06/50	215	174,303
3.70%, 02/04/51	430	309,853
4.00%, 02/04/61(e)	965	712,220
BAT Capital Corp.
5.83%, 02/20/31	190	200,955
7.75%, 10/19/32	25	29,215
6.00%, 02/20/34	1,200	1,281,871
4.39%, 08/15/37	420	385,146
7.08%, 08/02/43	145	164,094
7.08%, 08/02/53	170	194,854
Philip Morris International, Inc.
5.75%, 11/17/32	710	756,465
5.38%, 02/15/33	290	302,852
5.63%, 09/07/33(e)	650	689,379
4.25%, 11/10/44	510	439,303
Turning Point Brands, Inc., 7.63%, 03/15/32(a)	150	158,730
		8,670,962
Transportation Infrastructure — 0.0%
United Parcel Service, Inc., 5.30%, 04/01/50(e)	280	271,286
Water Utilities — 0.1%
American Water Capital Corp.
2.80%, 05/01/30(e)	270	254,322
5.45%, 03/01/54	65	64,185
Essential Utilities, Inc.
2.70%, 04/15/30	180	167,568
5.38%, 01/15/34(e)	75	76,776
		562,851
Wireless Telecommunication Services — 0.5%
Millicom International Cellular SA(a)
6.25%, 03/25/29	67	68,243
7.38%, 04/02/32(e)	253	263,816
T-Mobile USA, Inc.
5.15%, 04/15/34	75	76,723
5.30%, 05/15/35(e)	1,120	1,147,084
5.50%, 01/15/55	165	159,535
5.25%, 06/15/55	550	511,987
3.60%, 11/15/60(e)	420	285,308
5.80%, 09/15/62(e)	685	689,011
Zegona Finance PLC, 8.63%, 07/15/29(a)(e)	200	212,900
		3,414,607
Total Corporate Bonds — 36.6% (Cost: $271,117,402)		268,874,851

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Foreign Agency Obligations
Canada — 0.1%
Province of Quebec Canada, 4.50%, 09/08/33	$600	$ 607,530
Chile — 0.1%
Chile Government International Bonds, 3.10%, 01/22/61	650	403,117
Indonesia — 0.1%
Indonesia Government International Bonds
4.75%, 07/18/47(a)	300	279,225
3.35%, 03/12/71	200	130,900
		410,125
Mexico — 0.2%
Mexico Government International Bonds
6.05%, 01/11/40	100	100,813
4.50%, 01/31/50(e)	340	262,565
7.38%, 05/13/55	630	693,315
3.77%, 05/24/61	535	338,655
		1,395,348
Panama — 0.0%
Panama Government International Bonds, 3.87%, 07/23/60	220	142,560
Peru — 0.0%
Peruvian Government International Bonds
3.55%, 03/10/51	455	324,984
6.20%, 06/30/55	60	62,551
		387,535
Philippines — 0.1%
Philippines Government International Bonds
2.65%, 12/10/45	200	134,575
3.20%, 07/06/46	200	146,400
5.90%, 02/04/50	240	255,966
		536,941
Poland — 0.0%
Republic of Poland Government International Bonds, 5.50%, 03/18/54	250	241,575
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%, 09/18/33	220	230,890
Total Foreign Agency Obligations — 0.6% (Cost: $4,921,373)		4,355,621
Municipal Bonds
California — 0.1%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	100	105,754
Series S-1, 6.92%, 04/01/40	25	28,256
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55(e)	140	93,300
California State University, Refunding RB, Series B, 2.98%, 11/01/51	145	99,618
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	120	79,780
Series N, 3.71%, 05/15/2120	85	54,387
State of California, GO, BAB, 7.60%, 11/01/40	150	183,707
Security	Par (000)	Value
California (continued)
State of California, Refunding GO, 3.50%, 04/01/28(e)	$200	$ 198,247
University of California, RB, Series AD, 4.86%, 05/15/2112	115	98,119
		941,168
Florida — 0.0%
State Board of Administration Finance Corp., RB, Series A, 2.15%, 07/01/30	119	108,496
Illinois — 0.1%
Chicago O’Hare International Airport, ARB, Series C, Senior Lien, 4.47%, 01/01/49(e)	110	96,499
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	140	114,640
State of Illinois, GO, 5.10%, 06/01/33(e)	223	225,202
		436,341
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A-4, 4.48%, 08/01/39	65	62,801
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB
Series D, 3.05%, 07/01/40	115	89,390
Series D, 3.20%, 07/01/50(e)	80	54,440
		143,830
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(e)	100	68,073
Michigan — 0.1%
University of Michigan, RB
Series A, 3.50%, 04/01/52	38	28,602
Series B, Sustainability Bonds, 3.50%, 04/01/52	67	50,273
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	238	202,019
		280,894
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	150	173,733
New York — 0.1%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53(e)	130	136,383
Metropolitan Transportation Authority, RB, BAB, 6.81%, 11/15/40	65	71,388
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	250	257,185
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	50	44,768
Series 210, 4.03%, 09/01/48	200	165,651
Port Authority of New York & New Jersey, RB, Series 191, 4.82%, 06/01/45	200	185,187
		860,562
Oklahoma — 0.0%
Oklahoma Development Finance Authority, RB, Series A-2, 4.62%, 06/01/44(e)	110	106,812
Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB, Series D, 2.84%, 09/01/50	80	53,622
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas — 0.1%
Board of Regents of the University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	$105	$ 65,558
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	100	68,525
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	100	72,815
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	100	69,911
		276,809
Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	60	37,502
Total Municipal Bonds — 0.5% (Cost: $4,426,600)		3,550,643
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 11.9%
Citigroup Mortgage Loan Trust, Series 2013-AA, Class A, 3.00%, 05/25/42(a)(b)	3	3,213
Connecticut Avenue Securities Trust(a)(b)
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 8.12%, 02/25/40	3,500	3,627,744
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 7.46%, 10/25/41	3,250	3,311,320
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 7.66%, 11/25/41	1,900	1,937,411
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 7.11%, 12/25/41	4,625	4,704,099
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 7.51%, 12/25/41	4,042	4,139,250
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 7.36%, 01/25/42	3,540	3,611,897
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 10.61%, 03/25/42	2,860	3,054,852
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 9.61%, 03/25/42	3,400	3,595,193
Series 2022-R04, Class 1M2, (30-day Avg SOFR + 3.10%), 7.46%, 03/25/42	3,500	3,595,690
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.86%, 04/25/42	1,500	1,567,866
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 7.36%, 04/25/42	1,323	1,358,385
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.86%, 02/25/44	2,250	2,287,970
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 6.06%, 07/25/44	1,690	1,697,132
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	5	2,547
Fannie Mae Connecticut Avenue Securities, Series 2018- C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 6.72%, 07/25/30(b)	1,492	1,505,321
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 8.36%, 11/25/50	1,500	1,659,375
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 7.01%, 01/25/51	3,500	3,653,125
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.76%, 08/25/33	3,100	3,434,199
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a)(b) (continued)
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.86%, 10/25/33	$2,500	$ 2,783,600
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 7.41%, 01/25/34	3,000	3,181,890
Series 2021-DNA5, Class B2, (30-day Avg SOFR + 5.50%), 9.86%, 01/25/34	1,000	1,186,555
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.76%, 10/25/41	3,520	3,599,171
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 8.01%, 11/25/41	2,243	2,302,835
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 7.36%, 08/25/33	3,750	4,054,687
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 7.51%, 12/25/33	1,000	1,096,560
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 6.71%, 12/25/41	1,000	1,010,000
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 6.86%, 01/25/42	3,000	3,049,081
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 8.11%, 02/25/42	3,000	3,100,320
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 8.71%, 04/25/42	2,500	2,614,682
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 9.61%, 05/25/42	2,000	2,127,533
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 11.36%, 03/25/52	1,500	1,662,660
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 9.61%, 03/25/42	4,150	4,372,712
Series 2022-HQA3, Class M1B, (30-day Avg SOFR + 3.55%), 7.91%, 08/25/42	2,500	2,617,070
		87,505,945
Commercial Mortgage-Backed Securities(b) — 0.2%
BBCMS Mortgage Trust, Series 2023-C22, Class A5, 6.80%, 11/15/56	600	674,496
Eleven Madison Trust Mortgage Trust, Series 2015- 11MD, Class A, 3.67%, 09/10/35(a)	150	149,717
GS Mortgage Securities Trust, Series 2015-GC30, Class B, 4.11%, 05/10/50	300	285,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class B, 5.67%, 05/12/45	210	10,823
		1,120,036
Total Non-Agency Mortgage-Backed Securities — 12.1% (Cost: $89,269,887)		88,625,981
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, (30-day Avg SOFR + 3.00%), 7.36%, 12/25/50(a)(b)	680	726,499
Commercial Mortgage-Backed Securities — 1.5%
Fannie Mae-Aces(b)
Series 2016-M13, Class A2, 2.61%, 09/25/26	528	521,269
Series 2018-M1, Class A2, 3.09%, 12/25/27	991	970,627
Series 2018-M7, Class A2, 3.13%, 03/25/28	1,404	1,377,143
Series 2018-M8, Class A2, 3.42%, 06/25/28	2,960	2,915,901

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
Series K055, Class A2, 2.67%, 03/25/26	$1,498	$ 1,486,419
Series K060, Class A2, 3.30%, 10/25/26	1,190	1,181,527
Series K061, Class A2, 3.35%, 11/25/26(b)	1,523	1,507,941
Series K072, Class A2, 3.44%, 12/25/27	1,190	1,177,938
		11,138,765
Mortgage-Backed Securities — 27.0%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	49	43,539
4.00%, 02/01/47 - 02/01/57	942	898,597
3.50%, 11/01/51	2,792	2,614,618
(11th District Cost of Funds + 1.25%), 4.20%, 09/01/34(b)	37	36,760
(12-mo. RFUCCT US + 1.43%), 6.43%, 04/01/35(b)	16	16,584
(12-mo. RFUCCT US + 1.53%), 6.36%, 05/01/43(b)	9	9,694
(12-mo. RFUCCT US + 1.54%), 6.25%, 06/01/43(b)	19	19,548
(12-mo. RFUCCT US + 1.71%), 6.71%, 04/01/40(b)	1	996
(12-mo. RFUCCT US + 1.75%), 6.47%, 08/01/41(b)	9	9,212
(12-mo. RFUCCT US + 1.78%), 6.71%, 01/01/42(b)	4	4,126
(12-mo. RFUCCT US + 1.81%), 6.71%, 02/01/42(b)	1	551
(12-mo. RFUCCT US + 1.82%), 6.57%, 09/01/41(b)	10	10,276
(6-mo. RFUCCT US + 1.04%), 5.66%, 05/01/33(b)	2	1,936
(6-mo. RFUCCT US + 1.36%), 5.99%, 10/01/32(b)	6	5,845
Freddie Mac Mortgage-Backed Securities
4.00%, 03/01/26 - 01/01/49	2,043	1,972,270
3.50%, 04/01/26 - 04/01/49	4,704	4,420,966
2.50%, 02/01/27	77	76,167
3.00%, 05/01/27 - 10/01/47	3,848	3,523,063
6.00%, 11/01/28 - 04/01/38	154	160,447
6.50%, 06/01/29 - 08/01/36	149	158,448
7.50%, 12/01/30	— (h)	251
4.50%, 04/01/31 - 01/01/49	747	742,050
5.50%, 05/01/33 - 08/01/38	357	369,136
5.00%, 08/01/33 - 03/01/48	220	225,355
(11th District Cost of Funds + 1.25%), 4.20%, 11/01/27(b)	9	8,719
(12-mo. RFUCCT US + 1.60%), 6.35%, 08/01/43(b)	3	2,729
(12-mo. RFUCCT US + 1.65%), 6.40%, 05/01/43(b)	11	11,165
(12-mo. RFUCCT US + 1.67%), 6.48%, 08/01/41(b)	10	10,743
(12-mo. RFUCCT US + 1.75%), 6.75%, 04/01/38(b)	26	27,111
(12-mo. RFUCCT US + 1.75%), 6.71%, 02/01/40(b)	14	14,606
(12-mo. RFUCCT US + 1.79%), 6.41%, 09/01/32(b)	— (h)	150
(12-mo. RFUCCT US + 1.89%), 6.61%, 07/01/41(b)	4	4,060
(12-mo. RFUCCT US + 1.90%), 6.78%, 01/01/42(b)	— (h)	33
(1-year CMT + 2.34%), 6.59%, 04/01/32(b)	3	2,546
Ginnie Mae Mortgage-Backed Securities
6.50%, 06/15/28 - 09/20/55(i)	1,580	1,624,577
7.50%, 08/20/30	1	1,083
6.00%, 01/15/32 - 08/20/55(i)	3,159	3,220,131
5.00%, 11/20/33 - 10/15/54(i)	4,230	4,226,915
5.50%, 05/20/36 - 07/20/55(i)	5,230	5,283,126
4.50%, 03/15/39 - 10/20/55(i)	3,245	3,181,106
4.00%, 09/15/40 - 09/15/49	3,726	3,566,181
3.50%, 01/15/41 - 02/20/52	4,961	4,602,115
3.00%, 01/20/43 - 10/20/55(i)	5,586	5,028,246
2.50%, 12/20/46 - 10/20/55(i)	6,729	5,765,952
2.00%, 12/20/51 - 10/20/55(i)	6,857	5,668,417
Uniform Mortgage-Backed Securities
4.00%, 05/01/26 - 10/14/55(i)	5,130	4,956,861
3.00%, 12/01/26 - 10/14/55(i)	10,673	9,708,044
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
2.50%, 09/01/28 - 10/14/55(i)	$26,466	$ 22,858,361
4.50%, 04/01/29 - 10/14/55(i)	5,169	5,077,971
7.50%, 09/01/29	— (h)	413
6.50%, 12/01/30 - 09/01/55(i)	5,694	5,938,084
3.50%, 11/01/31 - 06/01/49	4,591	4,325,196
7.00%, 01/01/32 - 06/01/32	8	8,296
6.00%, 03/01/32 - 08/01/55(i)	30,806	31,524,094
5.50%, 10/01/32 - 11/01/54(i)	10,352	10,495,813
5.00%, 05/01/33 - 10/14/55(i)	7,398	7,385,889
2.00%, 12/01/35 - 10/14/55(i)	38,708	32,340,298
1.50%, 03/01/36 - 07/01/51	7,537	6,228,346
		198,417,812
Total U.S. Government Sponsored Agency Securities — 28.6% (Cost: $227,856,825)		210,283,076
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39	1,000	1,007,422
4.63%, 02/15/40	10,000	10,177,734
4.75%, 11/15/43	3,400	3,436,125
4.13%, 08/15/44 - 08/15/53	15,700	14,511,949
3.38%, 11/15/48	12,200	9,800,508
U.S. Treasury Notes
4.00%, 02/29/28	48,381	48,808,113
3.63%, 05/31/28	2,800	2,800,438
4.63%, 04/30/29	7,100	7,326,590
4.38%, 11/30/30	30,000	30,847,266
3.88%, 08/15/34	2,470	2,432,178
Total U.S. Treasury Obligations — 17.9% (Cost: $131,884,166)		131,148,323
Total Long-Term Investments — 101.7% (Cost: $768,789,177)		746,256,541

	Shares
Short-Term Securities
Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(j)(k)(l)	46,998,084	47,021,583
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(j)(k)	100,000	100,000
Total Short-Term Securities — 6.4% (Cost: $47,107,895)		47,121,583
Options Purchased — 0.0% (Cost: $129,255)		18,023
Total Investments — 108.1% (Cost: $816,026,327)		793,396,147
Liabilities in Excess of Other Assets — (8.1)%		(59,479,644)
Net Assets — 100.0%		$ 733,916,503

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	When-issued security.
(h)	Rounds to less than 1,000.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Master Portfolio.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 34,828,678	$ 12,193,790 (a)	$ —	$ (3,295)	$ 2,410	$ 47,021,583	46,998,084	$ 77,392 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	3,189	—
				$ (3,295)	$ 2,410	$ 47,121,583		$ 80,581	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bonds	37	12/15/25	$ 2,775	$ (8,146)
10-Year U.S. Ultra Long Treasury Note	135	12/19/25	15,536	(23,334)
U.S. Long Bond	142	12/19/25	16,561	324,812
Ultra U.S. Treasury Bond	130	12/19/25	15,624	422,700
Long Gilt	4	12/29/25	489	(435)
2-Year U.S. Treasury Note	437	12/31/25	91,056	(55,010)
5-Year U.S. Treasury Note	160	12/31/25	17,468	(6,240)
				654,347
Short Contracts
Euro Bund	34	12/08/25	5,132	(21,235)
10-Year Canadian Bond	11	12/18/25	968	(17,504)
10-Year U.S. Treasury Note	13	12/19/25	1,463	1,397
				(37,342)
				$ 617,005
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	335,000	USD	221,424	Deutsche Bank AG	12/17/25	$ 445
AUD	509,500	USD	336,865	JPMorgan Chase Bank N.A.	12/17/25	575
AUD	116,000	USD	76,701	Natwest Markets PLC	12/17/25	125
BRL	908,500	USD	163,688	Bank of America N.A.	12/17/25	3,985
BRL	1,567,000	USD	287,891	HSBC Bank PLC	12/17/25	1,315

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,644,000	USD	297,918	HSBC Bank PLC	12/17/25	$ 5,499
CAD	364,000	USD	261,994	Barclays Bank PLC	12/17/25	497
CLP	134,458,000	USD	139,573	UBS AG	12/17/25	273
CZK	4,577,000	EUR	187,097	Citibank N.A.	12/17/25	520
CZK	4,603,000	EUR	188,482	Deutsche Bank AG	12/17/25	143
EUR	182,735	CHF	170,000	Barclays Bank PLC	12/17/25	23
EUR	1,903,567	CHF	1,766,000	Barclays Bank PLC	12/17/25	6,456
EUR	93,596	CHF	87,000	Deutsche Bank AG	12/17/25	105
EUR	245,688	CHF	228,000	Deutsche Bank AG	12/17/25	747
EUR	119,328	CHF	111,000	JPMorgan Chase Bank N.A.	12/17/25	30
EUR	173,115	CHF	161,000	JPMorgan Chase Bank N.A.	12/17/25	86
EUR	163,356	CZK	3,977,000	Citibank N.A.	12/17/25	474
EUR	201,624	CZK	4,906,410	Citibank N.A.	12/17/25	694
EUR	188,155	NOK	2,194,000	Barclays Bank PLC	12/17/25	1,975
EUR	146,576	NOK	1,721,000	Royal Bank of Canada	12/17/25	352
EUR	2,568,439	PLN	10,998,000	Barclays Bank PLC	12/17/25	6,633
EUR	188,123	PLN	807,000	HSBC Bank PLC	12/17/25	84
EUR	189,580	PLN	812,000	Royal Bank of Canada	12/17/25	429
EUR	1,603,775	SEK	17,637,000	Barclays Bank PLC	12/17/25	8,850
EUR	67,376	SEK	741,000	BNP Paribas SA	12/17/25	366
EUR	102,617	SEK	1,132,000	Goldman Sachs International	12/17/25	192
EUR	385,356	SEK	4,254,000	Morgan Stanley & Co. International PLC	12/17/25	400
EUR	377,000	USD	444,182	Morgan Stanley & Co. International PLC	12/17/25	376
GBP	240,530	USD	323,363	Citibank N.A.	12/17/25	158
GBP	377,600	USD	504,418	Morgan Stanley & Co. International PLC	12/17/25	3,467
HUF	178,266,000	EUR	450,917	Barclays Bank PLC	12/17/25	2,467
HUF	193,708,000	EUR	490,636	Barclays Bank PLC	12/17/25	1,903
HUF	518,688,030	EUR	1,304,456	Goldman Sachs International	12/17/25	16,074
HUF	103,126,000	EUR	261,841	Morgan Stanley & Co. International PLC	12/17/25	262
HUF	117,936,000	EUR	298,954	Morgan Stanley & Co. International PLC	12/17/25	878
HUF	101,600,000	EUR	257,817	Royal Bank of Canada	12/17/25	434
JPY	32,944,000	USD	221,688	Deutsche Bank AG	12/17/25	2,791
JPY	13,272,000	USD	90,243	JPMorgan Chase Bank N.A.	12/17/25	192
MXN	3,000,000	USD	162,281	Barclays Bank PLC	12/17/25	211
MXN	5,343,750	USD	284,090	Goldman Sachs International	12/17/25	5,350
NOK	8,214,000	EUR	697,509	Barclays Bank PLC	12/17/25	759
NOK	2,204,000	EUR	187,216	JPMorgan Chase Bank N.A.	12/17/25	135
NOK	1,359,000	EUR	115,251	Morgan Stanley & Co. International PLC	12/17/25	304
NZD	606,750	USD	350,954	Morgan Stanley & Co. International PLC	12/17/25	1,835
SEK	3,464,000	EUR	312,999	Citibank N.A.	12/17/25	610
TWD	2,451,000	USD	80,860	State Street Bank and Trust Co.	12/17/25	60
USD	221,038	AUD	331,000	HSBC Bank PLC	12/17/25	1,818
USD	639,070	AUD	960,000	Morgan Stanley & Co. International PLC	12/17/25	3,266
USD	127,393	BRL	688,000	Bank of America N.A.	12/17/25	416
USD	355,602	CAD	490,000	Barclays Bank PLC	12/17/25	2,248
USD	397,897	CAD	546,000	Goldman Sachs International	12/17/25	4,160
USD	114,157	CAD	157,000	JPMorgan Chase Bank N.A.	12/17/25	939
USD	102,150	CAD	140,000	Morgan Stanley & Co. International PLC	12/17/25	1,192
USD	48,802	CLP	46,629,000	Bank of America N.A.	12/17/25	304
USD	255,829	CLP	244,790,000	Citibank N.A.	12/17/25	1,230
USD	109,291	COP	430,766,000	HSBC Bank PLC	12/17/25	533
USD	7,054,861	EUR	5,968,000	Barclays Bank PLC	12/17/25	17,402
USD	461,353	EUR	389,000	HSBC Bank PLC	12/17/25	2,645
USD	361,896	EUR	306,000	Morgan Stanley & Co. International PLC	12/17/25	1,061
USD	1,289,285	EUR	1,084,000	Morgan Stanley & Co. International PLC	12/17/25	11,033
USD	732,814	GBP	542,500	Deutsche Bank AG	12/17/25	3,133
USD	5,597,370	GBP	4,128,750	HSBC Bank PLC	12/17/25	44,054
USD	403,449	IDR	6,675,469,960	Deutsche Bank AG	12/17/25	4,203
USD	184,491	IDR	3,061,632,013	Societe Generale	12/17/25	1,381
USD	186,570	IDR	3,069,283,500	Societe Generale	12/17/25	3,003
USD	248,222	IDR	4,082,016,000	Societe Generale	12/17/25	4,085
USD	222,112	INR	19,708,000	Bank of America N.A.	12/17/25	1,271
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	222,451	INR	19,704,000	Citibank N.A.	12/17/25	$ 1,654
USD	128,114	INR	11,424,000	HSBC Bank PLC	12/17/25	101
USD	219,824	JPY	32,129,000	JPMorgan Chase Bank N.A.	12/17/25	897
USD	333,815	NZD	559,000	Bank of America N.A.	12/17/25	8,789
USD	116,636	NZD	197,000	Goldman Sachs International	12/17/25	2,092
USD	456,434	NZD	766,000	JPMorgan Chase Bank N.A.	12/17/25	11,050
USD	221,106	NZD	369,000	Morgan Stanley & Co. International PLC	12/17/25	6,554
USD	251,039	PHP	14,326,710	Standard Chartered Bank	12/17/25	5,980
USD	221,977	SGD	283,000	Barclays Bank PLC	12/17/25	1,342
USD	289,999	SGD	370,000	Barclays Bank PLC	12/17/25	1,536
USD	393,660	SGD	502,000	Barclays Bank PLC	12/17/25	2,287
USD	96,198	SGD	123,000	Goldman Sachs International	12/17/25	304
USD	221,049	SGD	281,000	JPMorgan Chase Bank N.A.	12/17/25	1,974
USD	219,928	THB	7,063,000	Standard Chartered Bank	12/17/25	633
ZAR	4,153,000	USD	234,922	Citibank N.A.	12/17/25	4,251
ZAR	35,999,000	USD	2,041,419	Goldman Sachs International	12/17/25	31,776
ZAR	1,335,000	USD	76,748	Morgan Stanley & Co. International PLC	12/17/25	136
						270,272
AUD	344,000	USD	228,653	JPMorgan Chase Bank N.A.	12/17/25	(823)
BRL	1,199,000	USD	222,286	HSBC Bank PLC	12/17/25	(999)
CAD	171,000	USD	123,765	Bank of America N.A.	12/17/25	(452)
CAD	461,000	USD	334,445	Barclays Bank PLC	12/17/25	(2,004)
CAD	170,000	USD	123,107	Goldman Sachs International	12/17/25	(515)
CAD	304,000	USD	220,438	Royal Bank of Canada	12/17/25	(1,214)
CAD	809,500	USD	588,098	Royal Bank of Canada	12/17/25	(4,343)
CHF	174,000	EUR	187,138	Deutsche Bank AG	12/17/25	(145)
CHF	103,000	EUR	111,019	UBS AG	12/17/25	(371)
COP	374,591,000	USD	96,466	Goldman Sachs International	12/17/25	(1,891)
COP	4,245,198,000	USD	1,072,561	Morgan Stanley & Co. International PLC	12/17/25	(752)
CZK	28,637,000	EUR	1,174,537	Barclays Bank PLC	12/17/25	(1,373)
CZK	4,063,000	EUR	166,840	Deutsche Bank AG	12/17/25	(428)
EUR	226,381	CHF	211,000	JPMorgan Chase Bank N.A.	12/17/25	(473)
EUR	61,494	CZK	1,501,000	HSBC Bank PLC	12/17/25	(9)
EUR	1,571,210	HUF	624,656,000	Barclays Bank PLC	12/17/25	(19,059)
EUR	188,479	HUF	74,604,000	Morgan Stanley & Co. International PLC	12/17/25	(1,302)
EUR	1,087,761	NOK	12,809,000	Barclays Bank PLC	12/17/25	(1,116)
EUR	59,000	USD	69,647	Bank of America N.A.	12/17/25	(74)
EUR	867,000	USD	1,030,905	Morgan Stanley & Co. International PLC	12/17/25	(8,539)
EUR	924,700	USD	1,093,170	Morgan Stanley & Co. International PLC	12/17/25	(2,765)
EUR	2,203,820	USD	2,600,533	Standard Chartered Bank	12/17/25	(1,791)
GBP	191,000	USD	257,928	Citibank N.A.	12/17/25	(1,027)
GBP	497,000	USD	678,173	JPMorgan Chase Bank N.A.	12/17/25	(9,690)
GBP	380,000	USD	512,479	Morgan Stanley & Co. International PLC	12/17/25	(1,366)
GBP	797,000	USD	1,087,714	Morgan Stanley & Co. International PLC	12/17/25	(15,720)
HUF	90,740,110	EUR	230,876	Citibank N.A.	12/17/25	(339)
IDR	4,915,037,750	USD	298,026	Goldman Sachs International	12/17/25	(4,067)
INR	19,598,000	USD	221,322	Citibank N.A.	12/17/25	(1,714)
INR	137,518,500	USD	1,551,095	Deutsche Bank AG	12/17/25	(10,109)
JPY	37,862,000	USD	259,257	Deutsche Bank AG	12/17/25	(1,266)
JPY	17,129,000	USD	116,730	JPMorgan Chase Bank N.A.	12/17/25	(14)
JPY	197,719,750	USD	1,359,544	JPMorgan Chase Bank N.A.	12/17/25	(12,285)
JPY	32,264,000	USD	221,671	Morgan Stanley & Co. International PLC	12/17/25	(1,824)
JPY	10,931,000	USD	74,515	Natwest Markets PLC	12/17/25	(32)
KRW	190,266,000	USD	136,868	Goldman Sachs International	12/17/25	(890)
KRW	306,841,000	USD	221,732	Goldman Sachs International	12/17/25	(2,441)
KRW	303,465,000	USD	219,945	JPMorgan Chase Bank N.A.	12/17/25	(3,067)
KRW	1,515,183,750	USD	1,096,537	Standard Chartered Bank	12/17/25	(13,674)
MXN	4,101,000	USD	222,330	Standard Chartered Bank	12/17/25	(203)
NZD	2,538,750	USD	1,513,672	Goldman Sachs International	12/17/25	(37,537)
NZD	232,000	USD	136,825	JPMorgan Chase Bank N.A.	12/17/25	(1,930)
NZD	428,000	USD	250,836	JPMorgan Chase Bank N.A.	12/17/25	(1,979)

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	621,500	USD	365,653	Morgan Stanley & Co. International PLC	12/17/25	$ (4,287)
PHP	12,637,000	USD	220,784	Bank of America N.A.	12/17/25	(4,627)
PHP	12,600,000	USD	220,253	Goldman Sachs International	12/17/25	(4,729)
PHP	19,384,000	USD	339,802	HSBC Bank PLC	12/17/25	(8,238)
PHP	10,059,000	USD	175,452	Societe Generale	12/17/25	(3,392)
PHP	4,722,550	USD	82,576	Standard Chartered Bank	12/17/25	(1,797)
PLN	765,800	EUR	178,489	Barclays Bank PLC	12/17/25	(45)
PLN	3,684,000	EUR	859,717	Goldman Sachs International	12/17/25	(1,475)
PLN	800,000	EUR	186,927	Royal Bank of Canada	12/17/25	(598)
SEK	689,000	EUR	62,411	Deutsche Bank AG	12/17/25	(61)
SEK	2,781,000	EUR	253,590	Goldman Sachs International	12/17/25	(2,229)
SEK	2,116,000	EUR	193,360	Morgan Stanley & Co. International PLC	12/17/25	(2,178)
SEK	2,061,000	EUR	188,316	Royal Bank of Canada	12/17/25	(2,100)
SGD	552,000	USD	433,392	Citibank N.A.	12/17/25	(3,037)
SGD	972,300	USD	763,874	Royal Bank of Canada	12/17/25	(5,841)
THB	47,765,850	USD	1,516,136	Morgan Stanley & Co. International PLC	12/17/25	(33,077)
TWD	9,124,500	USD	303,705	Deutsche Bank AG	12/17/25	(2,457)
TWD	5,557,500	USD	185,275	Goldman Sachs International	12/17/25	(1,792)
TWD	18,757,100	USD	627,055	Morgan Stanley & Co. International PLC	12/17/25	(7,785)
TWD	9,725,000	USD	322,136	Societe Generale	12/17/25	(1,063)
USD	62,985	AUD	96,327	Goldman Sachs International	12/17/25	(812)
USD	326,137	AUD	493,000	Goldman Sachs International	12/17/25	(375)
USD	188,648	AUD	285,228	HSBC Bank PLC	12/17/25	(257)
USD	811,246	AUD	1,228,000	HSBC Bank PLC	12/17/25	(2,054)
USD	346,140	AUD	529,173	Morgan Stanley & Co. International PLC	12/17/25	(4,329)
USD	362,759	AUD	548,772	Morgan Stanley & Co. International PLC	12/17/25	(690)
USD	438,104	CLP	423,168,500	Citibank N.A.	12/17/25	(2,022)
USD	110,028	COP	437,520,000	Goldman Sachs International	12/17/25	(435)
USD	437,573	EUR	373,000	Morgan Stanley & Co. International PLC	12/17/25	(2,268)
USD	148,549	IDR	2,495,311,150	Societe Generale	12/17/25	(691)
USD	220,595	MXN	4,158,000	Citibank N.A.	12/17/25	(4,619)
USD	260,555	MXN	4,821,000	Morgan Stanley & Co. International PLC	12/17/25	(571)
USD	821,911	NZD	1,413,700	JPMorgan Chase Bank N.A.	12/17/25	(73)
USD	220,864	ZAR	3,860,000	Barclays Bank PLC	12/17/25	(1,435)
USD	219,430	ZAR	3,831,000	Citibank N.A.	12/17/25	(1,199)
						(284,250)
						$ (13,978)
OTC Credit Default Swaptions Purchased
	Paid by the Master Portfolio	Received by the Master Portfolio
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/30	5.00%	CDX.NA.HY.44.V1	Quarterly	Goldman Sachs International	10/15/25	—	USD 107.50	USD	10,300	$ 18,023

(a)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B	USD	27,823	$ 2,260,103	$ 2,052,585	$ 207,518
CDX.NA.HY.45.V1	5.00	Quarterly	12/20/30	B	USD	2,070	162,707	157,373	5,334
CDX.NA.IG.45.V1	1.00	Quarterly	12/20/30	BBB+	USD	7,110	163,668	162,927	741
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.EUR.44.V1	1.00%	Quarterly	12/20/30	BB+	EUR	6,230	$ 158,682	$ 157,291	$ 1,391
iTraxx.XO.44.V1	5.00	Quarterly	12/20/30	B	EUR	1,260	158,870	153,233	5,637
							$ 2,904,030	$ 2,683,409	$ 220,621

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
Tokyo Overnight Average Rate, 0.48%	Annual	0.92%	Annual	12/17/25	12/17/27	JPY	4,999,000	$ (69,643)	$ 161	$ (69,804)
Tokyo Overnight Average Rate, 0.48%	Annual	0.93%	Annual	12/17/25	12/17/27	JPY	513,000	(6,668)	17	(6,685)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.06%	Annual	12/17/25	12/17/27	EUR	47,640	(122,671)	(36,145)	(86,526)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.10%	Annual	12/17/25	12/17/27	EUR	8,700	(14,342)	(5,347)	(8,995)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.15%	Annual	12/17/25	12/17/27	EUR	15,628	(6,583)	1,867	(8,450)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.16%	Annual	12/17/25	12/17/27	EUR	16,000	(6,082)	(3,861)	(2,221)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.20%	Annual	12/17/25	12/17/27	EUR	410	229	71	158
3.09%	Annual	1-day SOFR, 4.24%	Annual	12/17/25	12/17/27	USD	204,400	815,082	112,855	702,227
3.65%	Annual	1-day SONIA, 3.97%	Annual	12/17/25	12/17/27	GBP	42,760	91,235	34,293	56,942
3.67%	Annual	1-day SONIA, 3.97%	Annual	12/17/25	12/17/27	GBP	7,200	10,764	(415)	11,179
3.70%	Annual	1-day SONIA, 3.97%	Annual	12/17/25	12/17/27	GBP	6,990	5,581	1,430	4,151
6-mo. EURIBOR, 2.10%	Semi-Annual	2.15%	Annual	12/17/25	12/17/28	EUR	2,730	(10,410)	531	(10,941)
1-day CORRA, 2.50%	Semi-Annual	2.48%	Semi-Annual	12/17/25	12/17/28	CAD	9,910	16,047	6,148	9,899
3.09%	Annual	1-day SOFR, 4.24%	Annual	12/17/25	12/17/28	USD	17,420	95,918	(11,900)	107,818
3.16%	Annual	1-day SOFR, 4.24%	Annual	12/17/25	12/17/28	USD	11,180	39,515	(5,624)	45,139
3.36%	Quarterly	3-mo. BBSW, 3.58%	Quarterly	12/17/25	12/17/28	AUD	3,950	13,976	17	13,959
3-mo. BBSW, 3.58%	Quarterly	3.59%	Quarterly	12/17/25	12/17/28	AUD	11,800	9,332	55,605	(46,273)
1-day SONIA, 3.97%	Annual	3.67%	Annual	12/17/25	12/17/28	GBP	1,790	(5,266)	1,771	(7,037)
2.30%	Annual	6-mo. EURIBOR, 2.10%	Semi-Annual	12/17/25	12/17/30	EUR	19,690	114,728	47,101	67,627
2.33%	Annual	6-mo. EURIBOR, 2.10%	Semi-Annual	12/17/25	12/17/30	EUR	3,570	15,379	4,250	11,129
2.38%	Annual	6-mo. EURIBOR, 2.10%	Semi-Annual	12/17/25	12/17/30	EUR	6,494	9,286	(2,588)	11,874
2.40%	Annual	6-mo. EURIBOR, 2.10%	Semi-Annual	12/17/25	12/17/30	EUR	6,660	4,614	4,916	(302)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.46%	Annual	12/17/25	12/17/30	EUR	3,050	8,574	3,591	4,983
1-day SOFR, 4.24%	Annual	3.16%	Annual	12/17/25	12/17/30	USD	86,010	(812,288)	(69,244)	(743,044)
3.17%	Annual	1-day SOFR, 4.24%	Annual	12/17/25	12/17/30	USD	12,570	111,279	10,316	100,963
3.19%	Annual	1-day SOFR, 4.24%	Annual	12/17/25	12/17/30	USD	61,215	490,163	(37,865)	528,028
3.74%	Annual	1-day SONIA, 3.97%	Annual	12/17/25	12/17/30	GBP	9,060	57,047	5,073	51,974
1-day SONIA, 3.97%	Annual	3.76%	Annual	12/17/25	12/17/30	GBP	6,050	(30,584)	(7,313)	(23,271)
3.77%	Annual	1-day SONIA, 3.97%	Annual	12/17/25	12/17/30	GBP	5,830	23,888	5,348	18,540
3.78%	Annual	1-day SONIA, 3.97%	Annual	12/17/25	12/17/30	GBP	3,040	11,640	(3,874)	15,514
1-day SONIA, 3.97%	Annual	3.81%	Annual	12/17/25	12/17/30	GBP	2,980	(5,491)	(1,512)	(3,979)
1-day TIIEFONDEO, 7.85%	Monthly	7.39%	Monthly	03/18/26	03/12/31	MXN	3,690	154	2	152
0.15%	Annual	1-day SSARON, (0.05%)	Annual	03/18/26	03/18/31	CHF	380	1,325	310	1,015
0.18%	Annual	1-day SSARON, (0.05%)	Annual	03/18/26	03/18/31	CHF	430	760	6	754
1.08%	Quarterly	1-day THOR, 1.50%	Quarterly	03/18/26	03/18/31	THB	11,420	1,218	4	1,214
1.09%	Quarterly	1-day THOR, 1.50%	Quarterly	03/18/26	03/18/31	THB	9,300	859	3	856
1.10%	Quarterly	1-day THOR, 1.50%	Quarterly	03/18/26	03/18/31	THB	26,900	2,256	9	2,247
1.14%	Quarterly	1-day THOR, 1.50%	Quarterly	03/18/26	03/18/31	THB	15,890	295	6	289
1.18%	Quarterly	1-day THOR, 1.50%	Quarterly	03/18/26	03/18/31	THB	23,190	(935)	8	(943)
1-day SORA, 1.20%	Semi-Annual	1.46%	Semi-Annual	03/18/26	03/18/31	SGD	610	(2,552)	5	(2,557)
3-mo. STIBOR, 1.89%	Quarterly	2.27%	Annual	03/18/26	03/18/31	SEK	4,400	(3,785)	(202)	(3,583)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.40%	Annual	03/18/26	03/18/31	EUR	3,140	(7,804)	8,567	(16,371)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.43%	Annual	03/18/26	03/18/31	EUR	400	(309)	286	(595)
3-mo. KRW CDC, 2.57%	Quarterly	2.51%	Quarterly	03/18/26	03/18/31	KRW	11,476,080	(61,482)	92	(61,574)
1-day CORRA, 2.50%	Semi-Annual	2.57%	Semi-Annual	03/18/26	03/18/31	CAD	540	74	191	(117)

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. KRW CDC, 2.57%	Quarterly	2.65%	Quarterly	03/18/26	03/18/31	KRW	342,450	$ (230)	$ 2	$ (232)
2.83%	Quarterly	3-mo. HIBOR, 3.53%	Quarterly	03/18/26	03/18/31	HKD	6,400	4,971	9	4,962
3.15%	Annual	1-day SOFR, 4.24%	Annual	03/18/26	03/18/31	USD	5,300	50,787	277	50,510
3.16%	Annual	1-day SOFR, 4.24%	Annual	03/18/26	03/18/31	USD	810	7,474	1,343	6,131
3-mo. BBR, 3.23%	Quarterly	3.25%	Semi-Annual	03/18/26	03/18/31	NZD	1,060	630	7	623
3.38%	Annual	1-day SOFR, 4.24%	Annual	03/18/26	03/18/31	USD	670	(474)	(101)	(373)
3-mo. BBR, 3.23%	Quarterly	3.44%	Semi-Annual	03/18/26	03/18/31	NZD	1,460	8,356	10	8,346
6-mo. NIBOR, 4.23%	Semi-Annual	3.81%	Annual	03/18/26	03/18/31	NOK	21,600	(21,081)	4,302	(25,383)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.81%	Annual	03/18/26	03/18/31	CZK	14,540	(5,594)	8	(5,602)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.81%	Annual	03/18/26	03/18/31	CZK	10,240	(4,096)	6	(4,102)
6-mo. BBSW, 3.75%	Semi-Annual	3.82%	Semi-Annual	03/18/26	03/18/31	AUD	3,830	(15,933)	28	(15,961)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.83%	Annual	03/18/26	03/18/31	CZK	14,820	(5,037)	(227)	(4,810)
3.86%	Annual	1-day SONIA, 3.97%	Annual	03/18/26	03/18/31	GBP	3,280	(607)	(17,027)	16,420
6-mo. NIBOR, 4.23%	Semi-Annual	3.90%	Annual	03/18/26	03/18/31	NOK	5,800	(3,579)	(435)	(3,144)
6-mo. NIBOR, 4.23%	Semi-Annual	3.97%	Annual	03/18/26	03/18/31	NOK	4,940	(1,407)	(1,112)	(295)
4.06%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	03/18/26	03/18/31	PLN	8,880	7,214	27	7,187
4.08%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	03/18/26	03/18/31	PLN	2,210	1,255	7	1,248
3-mo. JIBAR, 7.00%	Quarterly	7.06%	Quarterly	03/18/26	03/18/31	ZAR	10,190	(1,609)	7	(1,616)
3-mo. JIBAR, 7.00%	Quarterly	7.10%	Quarterly	03/18/26	03/18/31	ZAR	13,060	(963)	8	(971)
3-mo. JIBAR, 7.00%	Quarterly	7.14%	Quarterly	03/18/26	03/18/31	ZAR	10,250	231	7	224
1.43%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	12/17/25	12/17/35	JPY	1,058,000	70,328	130	70,198
1.44%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	12/17/25	12/17/35	JPY	115,000	6,850	14	6,836
6-mo. EURIBOR, 2.10%	Semi-Annual	2.63%	Annual	12/17/25	12/17/35	EUR	17,883	(127,232)	(37,506)	(89,726)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.70%	Annual	12/17/25	12/17/35	EUR	80	(15)	(113)	98
2.76%	Annual	6-mo. EURIBOR, 2.10%	Semi-Annual	12/17/25	12/17/35	EUR	1,790	(10,258)	(3,652)	(6,606)
1-day SOFR, 4.24%	Annual	3.50%	Annual	12/17/25	12/17/35	USD	6,520	(85,198)	2,220	(87,418)
1-day SOFR, 4.24%	Annual	3.51%	Annual	12/17/25	12/17/35	USD	27,745	(344,007)	(39,015)	(304,992)
1-day SOFR, 4.24%	Annual	3.54%	Annual	12/17/25	12/17/35	USD	34,035	(335,801)	32,511	(368,312)
1-day SOFR, 4.24%	Annual	3.59%	Annual	12/17/25	12/17/35	USD	65	(400)	(108)	(292)
1-day SONIA, 3.97%	Annual	4.10%	Annual	12/17/25	12/17/35	GBP	5,010	(39,811)	(4,883)	(34,928)
1-day SONIA, 3.97%	Annual	4.11%	Annual	12/17/25	12/17/35	GBP	3,220	(19,984)	(2,259)	(17,725)
4.11%	Annual	1-day SONIA, 3.97%	Annual	12/17/25	12/17/35	GBP	1,680	10,505	(3,568)	14,073
1-day SONIA, 3.97%	Annual	4.12%	Annual	12/17/25	12/17/35	GBP	50,182	(275,314)	1,744	(277,058)
4.13%	Annual	1-day SONIA, 3.97%	Annual	12/17/25	12/17/35	GBP	3,170	12,840	(15,283)	28,123
2.88%	Annual	6-mo. EURIBOR, 2.10%	Semi-Annual	12/17/25	12/17/55	EUR	7,807	47,111	35,167	11,944
2.91%	Annual	6-mo. EURIBOR, 2.10%	Semi-Annual	12/17/25	12/17/55	EUR	60	(103)	52	(155)
3.86%	Annual	1-day SOFR, 4.24%	Annual	12/17/25	12/17/55	USD	13,150	159,048	68,793	90,255
3.89%	Annual	1-day SOFR, 4.24%	Annual	12/17/25	12/17/55	USD	115	641	474	167
1-day SONIA, 3.97%	Annual	4.59%	Annual	12/17/25	12/17/55	GBP	860	(10,511)	5,159	(15,670)
4.63%	Annual	1-day SONIA, 3.97%	Annual	12/17/25	12/17/55	GBP	20,442	61,357	(47,566)	108,923
1-day SONIA, 3.97%	Annual	4.64%	Annual	12/17/25	12/17/55	GBP	1,630	(1,697)	11,729	(13,426)
								$ (77,020)	$ 110,146	$ (187,166)
Centrally Cleared Inflation Swaps
Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
1.94%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	05/15/35	EUR	320	$ (272)	$ 233	$ (505)
1.95%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	05/15/35	EUR	270	(526)	222	(748)
1.93%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	06/15/35	EUR	270	682	(15)	697
2.45%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/16/35	USD	140	1,406	3	1,403
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.45%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/16/35	USD	510	$ 4,901	$ 11	$ 4,890
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/17/35	USD	340	2,831	7	2,824
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/18/35	USD	340	2,686	7	2,679
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/20/35	USD	1,010	5,183	21	5,162
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/23/35	USD	1,010	6,070	21	6,049
2.51%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/24/35	USD	1,010	4,782	21	4,761
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/02/35	USD	380	2,109	(174)	2,283
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/07/35	USD	340	2,209	663	1,546
2.57%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/10/35	USD	460	(307)	10	(317)
2.57%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/11/35	USD	1,810	(1,144)	(1,228)	84
2.61%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/01/35	USD	660	(2,290)	14	(2,304)
1.98%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	08/15/35	EUR	280	30	346	(316)
2.00%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	08/15/35	EUR	840	(2,038)	(1,216)	(822)
3.19%	At Termination	UK RPI All Items NSA	At Termination	08/15/35	GBP	760	3,149	2,530	619
3.21%	At Termination	UK RPI All Items NSA	At Termination	08/15/35	GBP	750	998	514	484
3.22%	At Termination	UK RPI All Items NSA	At Termination	08/15/35	GBP	500	(39)	602	(641)
2.55%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/27/35	USD	700	238	15	223
2.59%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/28/35	USD	1,040	(3,142)	462	(3,604)
2.59%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/03/35	USD	350	(1,148)	339	(1,487)
1.98%	Quarterly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Quarterly	09/15/35	EUR	280	(451)	7	(458)
1.98%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	09/15/35	EUR	280	(491)	238	(729)
3.18%	At Termination	UK RPI All Items NSA	At Termination	09/15/35	GBP	300	337	755	(418)
2.55%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/18/35	USD	340	190	7	183
2.54%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/19/35	USD	690	955	14	941
2.56%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/22/35	USD	1,730	(890)	2,484	(3,374)
							$ 26,018	$ 6,913	$ 19,105
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 39,418,045	$ —	$ 39,418,045
Common Stocks	—	—	1	1
Corporate Bonds	—	268,874,851	—	268,874,851
Foreign Agency Obligations	—	4,355,621	—	4,355,621
Municipal Bonds	—	3,550,643	—	3,550,643
Non-Agency Mortgage-Backed Securities	—	88,625,981	—	88,625,981
U.S. Government Sponsored Agency Securities	—	210,283,076	—	210,283,076
U.S. Treasury Obligations	—	131,148,323	—	131,148,323
Short-Term Securities
Money Market Funds	47,121,583	—	—	47,121,583
Options Purchased
Credit Contracts	—	18,023	—	18,023
	$47,121,583	$746,274,563	$1	$793,396,147
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 220,621	$ —	$ 220,621
Foreign Currency Exchange Contracts	—	270,272	—	270,272
Interest Rate Contracts	748,909	2,194,899	—	2,943,808
Other Contracts	—	34,828	—	34,828
Liabilities
Foreign Currency Exchange Contracts	—	(284,250)	—	(284,250)
Interest Rate Contracts	(131,904)	(2,382,065)	—	(2,513,969)
Other Contracts	—	(15,723)	—	(15,723)
	$617,005	$38,582	$—	$655,587

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
Currency Abbreviation (continued)
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Advantage CoreAlpha Bond Master Portfolio

Currency Abbreviation (continued)
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
AG	Assured Guaranty
ARB	Airport Revenue Bonds
BAB	Build America Bond
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDC	Certificate of Deposit Rate
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CVR	Contingent Value Right
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
NIBOR	Norwegian Interbank Offered Rate
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
Portfolio Abbreviation (continued)
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate